            As filed with the Securities and Exchange Commission on May 28, 2010


                                                     Registration No. 333-143075
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 129


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                                Thomas J. Loftus
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


     [X]  on June 1, 2010, pursuant to paragraph (b) of Rule 485


     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  On ,________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                    VERSION A
              (AnnuityNote (R) Portfolios A Share Variable Annuity)
                          (currently issued contracts)

                                    VERSION B


               (AnnuityNote (R) Series 1 A Share Variable Annuity)
                          (currently issued contracts)


 (Incorporated by reference to this Registration Statement, File No. 333-143075, filed on May 3, 2010.)

                                 Table of Contents

I. GLOSSARY OF SPECIAL TERMS                                                   1
II.   OVERVIEW                                                                 4
III.  FEE TABLES                                                              10
IV.   GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE
         PORTFOLIOS                                                           15
   The Companies..........................................................    15
   The Separate Accounts..................................................    16
   The Portfolios.........................................................    17
   Voting Interest........................................................    21
V.    DESCRIPTION OF THE CONTRACT                                             22
   Eligible Plans.........................................................    22
   Availability...........................................................    22
   Contract Provisions Applicable Prior To the Maturity Date..............    22
   Withdrawals............................................................    29
   Contract Provisions Applicable After the Maturity Date.................    38
   Other Contract Provisions..............................................    40
VI.   CHARGES AND DEDUCTIONS                                                  44
   Front-End Sales Charges................................................    44
   Asset-Based Charges....................................................    44
   Reduction or Elimination of Charges and Deductions.....................    45
   Premium Taxes..........................................................    46
VII.  FEDERAL TAX MATTERS                                                     47
VIII. GENERAL MATTERS                                                         57
APPENDIX A: JOHN HANCOCK USA ANNUITYNOTE(R)                                  A-1
PORTFOLIOS EXCHANGE PROGRAM

             John Hancock AnnuityNote(R) Portfolios A Share and ADV
                               Variable Annuities

                          PROSPECTUS DATED JUNE 1, 2010

This Prospectus describes interests in AnnuityNote(R) Portfolios A Share and AnnuityNote(R) Portfolios ADV modified single Purchase Payment individual deferred Variable Annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. The Contract is available with a front-end sales charge (the "A Share Contract") or, for eligible purchasers, with no front-end sales charge (the "ADV Contract"). Unless otherwise specified, "we," "us," "our," or "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your AnnuityNote(R) Portfolios A Share or AnnuityNote(R) Portfolios ADV Variable Annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. Your Purchase Payment is allocated to the Contract's Variable Investment Options. We will measure your Contract Value according to the investment performance of the applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, the applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). The Subaccounts invest in the following Portfolios of John Hancock Trust that correspond to the Variable Investment Options that we make available on the date of this Prospectus. John Hancock Investment Management Services, LLC ("JHIMS LLC") is the investment adviser to the John Hancock Trust. We show the Portfolios' manager (i.e., JHIMS LLC or a subadviser) in bold above the names of the Portfolios:


DECLARATION MANAGEMENT RESEARCH LLC

-    Total Bond Market Trust A

JOHN HANCOCK INVESTMENT MANAGEMENT
   SERVICES, LLC

-    Core Allocation Trust

-    Core Balanced Trust

-    Core Disciplined Diversification
       Trust

MFC GLOBAL INVESTMENT MANAGEMENT
(U.S.A) LIMITED

-    Core Fundamental Holdings Trust

-    Core Global Diversification Trust

-    Core Strategy Trust

-    Lifestyle Balanced Trust

-    Lifestyle Conservative Trust

-    Lifestyle Growth Trust

-    Lifestyle Moderate Trust

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD

KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK ANNUITIES SERVICE CENTER   MAILING ADDRESS
-------------------------------------   --------------------------
164 Corporate Drive                     Post Office Box 9505
Portsmouth, NH 03801-6815               Portsmouth, NH 03802-9505
(800) 344-1029                          www.jhannuities.com

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

JOHN HANCOCK ANNUITIES SERVICE CENTER   MAILING ADDRESS
-------------------------------------   --------------------------
164 Corporate Drive                     Post Office Box 9506
Portsmouth, NH 03801-6815               Portsmouth, NH 03802-9506
(800) 551-2078                          www.jhannuitiesnewyork.com

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ANNUITANT: The natural person to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as "co-Annuitant." For single-life Contracts, the Annuitant must be the Contract Owner unless the Owner is not a natural person. For joint-life Contracts, any co-Annuitant must be the Annuitant's spouse and either a co-Owner or the sole primary Beneficiary. The Annuitant and co-Annuitant are referred to collectively as "Annuitant." The Annuitant is as designated on the Contract specification page and in the application. The Annuitant becomes the Owner of the Contract on the Maturity Date or the Annuity Commencement Date, if earlier.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on page ii of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.

ANNUITY COMMENCEMENT DATE: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date prior to the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of an Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACTS: The Variable Annuity contracts offered by this Prospectus. The Contracts are available with a front-end sales charge ("A Share Contracts") or, for eligible purchasers, with no front-end sales charge ("ADV Contracts"). The term "Contract" or "Contracts" refers to both types of Contract unless we refer specifically to the A Share or ADV Contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or on any anniversary of that date.

COVERED PERSON: The person(s) whose life (or joint lives) determines the duration of the Lifetime Income Amount payments. For a single lifetime income benefit, the Covered Person must be the Annuitant. For a joint lifetime income benefit, the Covered Persons must be the Annuitant and the Annuitant's spouse who is either a co-Owner or the sole primary Beneficiary. The Annuitant's spouse may also be a co-Annuitant. All Covered Persons are named at issue of the Contract and listed on the Contract's specifications page.

EXCESS WITHDRAWAL: Any withdrawal after the Lifetime Income Date that exceeds the Lifetime Income Amount or causes the total of all withdrawals during a Contract Year to exceed the Lifetime Income Amount. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or the loss of guaranteed minimum withdrawal benefits. Please refer to "V. Description of the Contract" for more details.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INCOME MADE EASY: A program we offer that provides you with an automatic way to access your Contract's guaranteed withdrawal amounts. Income Made Easy allows you to pre-authorize periodic withdrawals of amounts guaranteed under the Contract for your lifetime or, with joint-life Contracts, for the lives of both Covered Persons. You can start taking withdrawals under the Program on or after your 5th Contract Anniversary.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in each of the Contract's Investment Options.

INVESTMENT OPTION: Each one of the investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LIFETIME INCOME AMOUNT: The guaranteed withdrawal amount we pay to you under the Contract, calculated annually and paid to you in a frequency you select, beginning on or after the 5th Contract Anniversary.

LIFETIME INCOME PERCENTAGE: The percentage used to determine your Lifetime Income Amount. The percentage is listed on the Contract's specifications page.

MATURITY DATE: The latest date on which we may begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NET PURCHASE PAYMENT: A Purchase Payment less any applicable front-end sales charge or premium tax.

NET WITHDRAWAL AMOUNT: The Withdrawal Amount reduced by any applicable premium tax, income tax, or other similar tax resulting from the withdrawal and withheld by us.

NONQUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. For single-life Contracts, if the Owner is a natural person, he or she is also the Annuitant. For joint-life Contracts, any co-Annuitant must be the Annuitant's spouse and either a co-Owner or the sole primary Beneficiary. In the case of a non-natural Owner, the Annuitant becomes the Owner of the Contract after the Maturity Date.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in the Contracts.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contracts. Purchase Payment (as opposed to "Net Purchase Payment") is the gross payment amount, and does not reflect a reduction for any applicable front-end sales charge or premium tax.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

STEP-UP: A term used to describe an increase in the Lifetime Income Amount on certain Contract Anniversary dates when your Lifetime Income Percentage multiplied by the Contract Value exceeds the previous Lifetime Income Amount. Please refer to "V. Description of the Contract" for more details.

STEP-UP DATE: A term to describe the date on which we determine whether a Step-Up could occur.

SUBACCOUNT: A Subaccount of a Separate Account. Each Subaccount invests in shares of a specific Portfolio.

VARIABLE ANNUITY: A Contract that provides future payments to an Annuitant, the size of which depends on the performance of one or more specified Subaccounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

WITHDRAWAL AMOUNT: The gross amount deducted (as opposed to the "Net Withdrawal Amount") from the Contract Value as the result of a withdrawal. This amount is the total of the amount paid to you plus any applicable income taxes, premium taxes, or other similar taxes resulting from the withdrawal.

                                  II. Overview

This overview tells you some key points you should know about the Contracts. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.

WHAT KIND OF CONTRACTS ARE DESCRIBED IN THIS PROSPECTUS?

Your Contract is a modified single Purchase Payment individual deferred Variable Annuity Contract between you and a Company. "Deferred" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon the value of your underlying investment Portfolios. The Contract provides for the accumulation of your investment amounts, and the election of a guaranteed lifetime withdrawal benefit or the payment of fixed annuity benefits. You (or the Annuitant in the case of a non-natural Owner) must be between the ages of 55 and 75 to purchase a Contract.

An AnnuityNote(R) Portfolios A Share or AnnuityNote(R) Portfolios ADV Contract is not a promissory note, bond, debenture, evidence of indebtedness or, in general, any interest or instrument commonly known as a "bond." The Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed or endorsed by any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Further, the Contracts are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACTS?

The Contracts offer access to diversified Investment Options, a guaranteed income option, guaranteed annuity payments, a death benefit, and tax-deferred treatment of earnings.

HOW CAN I INVEST MONEY IN THE CONTRACTS?

We use the term Purchase Payment to refer to the investments you make in the Contract. Under each of the Contracts, you may make Purchase Payments to a

Company, generally for up to nine months after the Contract Date. We will not accept subsequent Purchase Payments after that date. The required minimum amount to purchase a Contract is $25,000. If a Purchase Payment would cause your Contract Value to exceed $1 million, you must obtain our approval in order to make the Purchase Payment. Your Net Purchase Payments are allocated to the Contract's Investment Options. You may transfer among the Investment Options subject to our rules restricting transfers (see "V. Description of the Contract
- Transfers among Investment Options"). We may offer additional Investment Options in the future.

HOW DOES THE CONTRACT WORK?

LIFETIME INCOME AMOUNT. We designed the Contract to make an annual Lifetime Income Amount available starting on or after the 5th Contract Anniversary and continuing for the life of the Annuitant. You choose if and when to start the withdrawals, and the frequency of the withdrawal payments. Generally, the Lifetime Income Amount equals 5% (for a single life) or 4.75% (for joint lives) of the greater of your total Purchase Payments or the Contract Value on the 5th Anniversary. The Lifetime Income Amount thereafter may be "stepped-up" on every 3rd subsequent Anniversary, based on increases in your Contract Value. At your request, we will provide the Lifetime Income Amount to you as scheduled automatic withdrawals (see "V. Description of the Contract").

The Lifetime Income Amount may be forfeited or limited by an "Excess Withdrawal" (see the following section), or may be extinguished by a full surrender of the Contract or by our payment of the Contract's death proceeds. Please refer to "V. Description of the Contract - Contract Provisions Applicable Prior To the Maturity Date." In addition, if you select one of the Contract's Annuity Options (see "V. Description of the Contract - Contract Provisions Applicable After the Maturity Date"), you can receive payments equal to the Lifetime Income Amount at the Annuity Commencement Date, but you will not be able to take further withdrawals or accumulate additional Contract Value once the annuity payments begin.

The Contract offers guaranteed income through Lifetime Income Amount withdrawals. If you do not plan to take Lifetime Income Amount withdrawals, you and your registered representative should carefully consider whether another annuity contract or type of investment might be preferable, and whether the features and benefits provided under the Contract, including its favorable tax-deferral benefits, Investment Options, death benefit and other benefits are suitable for your needs and objectives and are appropriate in light of the expense.

WITHDRAWALS. You may withdraw all or a portion of your Contract Value at any time prior to the Maturity Date. If you elect to take any withdrawals prior to your 5th Anniversary, the Lifetime Income Amount as described above will no longer be available, and your Lifetime Income Amount will be equal to 5% (for a single life) or 4.75% (for joint lives) of the greater of your Contract Value on your 5th Anniversary, or the total Purchase Payment amount reduced for each withdrawal in the same proportion as the Withdrawal Amount bears to the Contract Value prior to the withdrawal.

EXCESS WITHDRAWALS. If you elect to take any withdrawals after your 5th Anniversary in an amount greater than your Lifetime Income Amount, we will reduce your Lifetime Income Amount in the same proportion as the entire Withdrawal Amount bears to your Contract Value prior to the withdrawal. Please refer to "V. Description of the Contract - Contract Provisions Applicable Prior To the Maturity Date."

ANNUITIZATION. If you choose to annuitize your Contract instead of taking the Lifetime Income Amount, we also offer an annuity payment option for either a single life or joint lives. The monthly annuity payments available under the Contract will be fixed in amount, and calculated as of the date you elect but no later than the Maturity Date (see "V. Description of the Contract - Contract Provisions Applicable After the Maturity Date"). You select the Maturity Date. Annuity payments are made to the Annuitant(s).

DEATH BENEFIT. If you die prior to the Contract's Maturity Date we will pay a death benefit to your Beneficiary, which is described in "Death Benefit Prior to Maturity Date" in "V. Description of the Contract." Upon the death of the Annuitant after the Maturity Date, the annuity payment option also includes a death benefit payment of the remaining Contract Value reduced by any annuity payments.

TAX-DEFERRED EARNINGS. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. Please see "What are the tax consequences of owning a Contract?" in this section, below, and "VII. Federal Tax Matters."

When you purchase a Contract for any tax-qualified retirement plan, including an IRA, the Contract does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a Contract for an IRA only on the basis of other benefits offered by the Contract. These benefits may include lifetime income payments, protection through living and death benefits, and guaranteed fees.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. The Variable Investment Options are Subaccounts of a Separate Account that invests in corresponding Portfolios. The Portfolios' prospectuses contain a full description of the Portfolios. The amount you invest in the Variable Investment Options will increase or decrease prior to the Maturity Date based upon the investment performance of the corresponding Portfolios (reduced by certain charges we deduct - see "III. Fee Tables").

You bear the investment risk that your Contract Value will increase or decrease to reflect the investment results of the Contract's investment Portfolios. Although a Portfolio may invest in other underlying funds, you will not have the ability to make those investment decisions. If you would prefer a broader range of investment options, you (and your financial professional) should carefully consider the features of other variable annuity contracts, offered by us or by other life insurance companies, before purchasing a Contract.

TRANSFERS AMONG INVESTMENT OPTIONS. We permit you to transfer your investment amounts among Investment Options, before the Maturity Date, subject to certain restrictions we describe in the Prospectus (see "V. Description of the Contract
- Transfers among Investment Options"). We may offer additional Investment Options in the future, and we reserve the right, subject to compliance with applicable law, to add, eliminate, combine, or transfer the assets of, additional Variable Investment Options that we or an affiliated company may establish.

WHAT CHARGES DO I PAY UNDER MY CONTRACT?

The ADV Contract may be purchased without a front-end sales charge if purchased as part of a fee-based program through your investment advisor or broker-dealer (see "V. Description of the Contracts - Availability"). Otherwise, the A Share Contract has a front-end sales charge, which we deduct from each Purchase Payment before it is invested in an Investment Option. Your broker-dealer (and/or an investment adviser retained by you or related to the broker-dealer) may impose additional fees on your account. We recommend that you contact your broker-dealer or investment adviser to see if any such additional fees apply to you.

We also make deductions from each Purchase Payment for any applicable taxes based on the amount of the Purchase Payment. The amount of the A Share Contract sales charge is listed in "III. Fee Tables," and applicable taxes on Purchase Payments are set forth in "VI. Charges & Deductions - Premium Taxes."

Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and the mortality and expense risks that we assume under the Contract. We take the deduction from your Variable Investment Options. See "III. Fee Tables."

WHAT ARE MY INVESTMENT CHOICES?

You may invest in any of the Variable Investment Options we currently offer under the Contract. Each Variable Investment Option is a Subaccount of a Separate Account that invests in a corresponding John Hancock Trust Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you invest in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value prior to the Maturity Date and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. You may transfer your investment amounts among Investment Options, subject to certain restrictions described below and in "V. Description of the Contract - Transfers among Investment Options."

Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Portfolio to increased Portfolio transaction costs (affecting the value of the shares) and/or disruption to the Portfolio manager's ability to effectively manage the Portfolio, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. This means, for example, that if you make two transfers in a month and then you experience poor investment performance, you would not be able to make any transfers in response to the market for the balance of that month. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the Investment Company Act of 1940, as amended (the "1940 Act") to detect and deter abusive short-term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals);

-    payment of any death benefit proceeds;

-    periodic payments under one of our annuity payment options; and

-    any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:

-    the type of the distribution;

-    when the distribution is made;

-    the nature of any Qualified Plan for which the Contract is being used; and

-    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax deductible or excludible from income.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you paid or on any earnings under the Contract.

If you are purchasing the Contract as an investment vehicle for a Qualified Plan, including an IRA, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan itself. The favorable tax-deferral benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plans purchase other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer. You and your registered representative should carefully consider whether the features and benefits, including the Investment Options and protection through living guarantees, a death benefit and other benefits provided under an annuity contract issued in connection with a Qualified Plan are suitable for your needs and objectives and are appropriate in light of the expense.

We provide additional information on taxes in "VII. Federal Tax Matters." We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult with their legal counsel and a qualified tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation, which may be increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an IRA, you will receive a refund of any Purchase Payments (including any sales charges and charges for premium taxes) you made if that amount is higher than the Contract Value (again, increased by any sales charges and charges for premium taxes). The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on page ii of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the confirmation statement, you will be deemed to have ratified the transaction. Information regarding e-delivery of confirmation statements appears under "V. Description of the Contract - Telephone and Electronic Services."

                                 III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Contract. These fees and expenses are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in each of the Portfolio prospectuses. Unless otherwise shown, the tables below show the maximum fees and expenses.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES(1)AND
PERIODIC FEES AND EXPENSES OTHER THAN PORTFOLIO    JOHN HANCOCK USA AND
EXPENSES                                          JOHN HANCOCK NEW YORK
-----------------------------------------------   ---------------------
A Share Contract Sales Charge                              3.00%
(as a percentage of Purchase Payments)

Annual Separate Account Asset-Based Charge(2)              1.20%

Transfer Fee(3) Maximum Fee                               $  25
                Current Fee                               $   0

(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (see "VI. Charges and Deductions - Premium Taxes").

(2) The Annual Separate Account Asset-Based Charge is deducted on a daily basis to compensate us for administration, distribution, and mortality and expense risks (see "VI. Charges and Deductions - Asset-Based Charges"). The charge for mortality and expense risks is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.

(3) This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN EACH OF THE PORTFOLIOS' PROSPECTUSES.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(1)

                                                  MINIMUM   MAXIMUM
                                                  -------   -------
Expenses that are deducted from Portfolio
assets, including management fees, Rule 12b-1
fees, and other expenses                           0.50%     1.31%

(1) Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year.

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner fees and expenses, Separate Account annual expenses and Portfolio fees and expenses. Examples 1a and 1b pertain to the A Share Contract. Examples 2a and 2b pertain to the ADV Contract.

EXAMPLE 1A: MAXIMUM PORTFOLIO OPERATING EXPENSES - A SHARE CONTRACT.

The following example assumes that you invest $10,000 in an A Share Contract. This example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUITYNOTE(R) PORTFOLIOS A SHARE CONTRACT - MAXIMUM PORTFOLIO OPERATING
EXPENSES

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
If you surrender the Contract at
   the end of the applicable time
   period:                           $546     $1,057    $1,592    $3,047

If you annuitize, or do not
   surrender the Contract at the
   end of the applicable time
   period:                           $546     $1,057    $1,592    $3,047

EXAMPLE 1B: MINIMUM PORTFOLIO OPERATING EXPENSES - A SHARE CONTRACT.

The following example assumes that you invest $10,000 in an A Share Contract. This example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUITYNOTE(R) PORTFOLIOS A SHARE CONTRACT - MINIMUM PORTFOLIO OPERATING
EXPENSES

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
If you surrender the Contract at
   the end of the applicable time
   period:                           $492      $893     $1,318    $2,498

If you annuitize, or do not
   surrender the Contract at the
   end of the applicable time
   period:                           $492      $893     $1,318    $2,498

EXAMPLE 2A: MAXIMUM PORTFOLIO OPERATING EXPENSES - ADV CONTRACT.

The following example assumes that you invest $10,000 in an ADV Contract. This example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUITYNOTE(R) PORTFOLIOS ADV CONTRACT - MAXIMUM PORTFOLIO OPERATING EXPENSES

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
If you surrender the Contract at
   the end of the applicable time
   period:                           $229      $705     $1,207    $2,584

If you annuitize, or do not
   surrender the Contract at the
   end of the applicable time
   period:                           $229      $705     $1,207    $2,584

EXAMPLE 2B: MINIMUM PORTFOLIO OPERATING EXPENSES - ADV CONTRACT.

The following example assumes that you invest $10,000 in an ADV Contract. This example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUITYNOTE(R) PORTFOLIOS ADV CONTRACT - MINIMUM PORTFOLIO OPERATING EXPENSES

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
If you surrender the Contract at
   the end of the applicable time    $173      $535      $921     $2,001
   period:

If you annuitize, or do not
   surrender the Contract at the
   end of the applicable time
   period:                           $173      $535      $921     $2,001

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR THE THREE SERIES OF THE PORTFOLIOS AVAILABLE WITH THE CONTRACT, SHOWN AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLE. MORE DETAIL CONCERNING THE SERIES' FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIOS' PROSPECTUSES AND IN THE NOTES FOLLOWING THE TABLE.

                                    ACQUIRED       TOTAL
                                    PORTFOLIO      ANNUAL      CONTRACTUAL       NET
                 12B-1     OTHER    FEES AND     OPERATING       EXPENSE      OPERATING
MANAGEMENT FEE    FEES   EXPENSES    EXPENSES   EXPENSES(1)   REIMBURSEMENT   EXPENSES
--------------   -----   --------   ---------   -----------   -------------   ---------
JOHN HANCOCK TRUST CORE ALLOCATION (SERIES II) (2)
     0.05%       0.25%     0.40%      0.94%        1.64%          -0.33%        1.31%

JOHN HANCOCK TRUST CORE ALLOCATION (SERIES NAV) (2), (3)
     0.05%       0.00%     0.40%      0.94%        1.39%          -0.33%        1.06%

JOHN HANCOCK TRUST CORE BALANCED (SERIES II) (2)
     0.05%       0.25%     0.26%      0.90%        1.46%          -0.19%        1.27%

JOHN HANCOCK TRUST CORE BALANCED (SERIES NAV) (2, 3)
     0.05%       0.00%     0.26%      0.90%        1.21%          -0.19%        1.02%

JOHN HANCOCK TRUST CORE DISCIPLINED DIVERSIFICATION (SERIES II) (2)
     0.05%       0.25%     0.24%      0.83%        1.37%          -0.17%        1.20%

JOHN HANCOCK TRUST CORE DISCIPLINED DIVERSIFICATION (SERIES NAV) (2, 3)
     0.05%       0.00%     0.24%      0.83%        1.12%          -0.17%        0.95%

JOHN HANCOCK TRUST CORE FUNDAMENTAL HOLDINGS (SERIES II) (4)
     0.05%       0.55%     0.14%      0.48%        1.22%          -0.09%        1.13%

JOHN HANCOCK TRUST CORE FUNDAMENTAL HOLDINGS (SERIES I) (3, 4)
     0.05%       0.35%     0.14%      0.48%        1.02%          -0.09%        0.93%

JOHN HANCOCK TRUST CORE GLOBAL DIVERSIFICATION (SERIES II) (4)
     0.05%       0.55%     0.14%      0.57%        1.31%          -0.09%        1.22%

JOHN HANCOCK TRUST CORE GLOBAL DIVERSIFICATION (SERIES I) (3, 4)
     0.05%       0.35%     0.14%      0.57%        1.11%          -0.09%        1.02%

JOHN HANCOCK TRUST CORE STRATEGY (SERIES II) (5)
     0.05%       0.25%     0.03%      0.50%        0.83%          -0.06%        0.77%

JOHN HANCOCK TRUST CORE STRATEGY (SERIES NAV) (5)
     0.05%       0.00%     0.03%      0.50%        0.58%          -0.06%        0.52%

JOHN HANCOCK TRUST LIFESTYLE BALANCED (SERIES II)
     0.04%       0.25%     0.02%      0.73%        1.04%           0.00%        1.04%

JOHN HANCOCK TRUST LIFESTYLE BALANCED (SERIES NAV)
     0.04%       0.00%     0.02%      0.73%        0.79%           0.00%        0.79%

JOHN HANCOCK TRUST LIFESTYLE CONSERVATIVE (SERIES II)
     0.04%       0.25%     0.03%      0.69%        1.01%           0.00%        1.01%

                                     ACQUIRED      TOTAL
                                    PORTFOLIO      ANNUAL      CONTRACTUAL       NET
                 12B-1     OTHER     FEES AND    OPERATING       EXPENSE      OPERATING
MANAGEMENT FEE    FEES   EXPENSES    EXPENSES   EXPENSES(1)   REIMBURSEMENT    EXPENSES
--------------   -----   --------   ---------   -----------   -------------   ---------
JOHN HANCOCK TRUST LIFESTYLE CONSERVATIVE (SERIES NAV)
     0.04%       0.00%     0.03%      0.69%        0.76%           0.00%        0.76%

JOHN HANCOCK TRUST LIFESTYLE GROWTH (SERIES II)
     0.04%       0.25%     0.03%      0.74%        1.06%           0.00%        1.06%

JOHN HANCOCK TRUST LIFESTYLE GROWTH (SERIES NAV)
     0.04%       0.00%     0.03%      0.74%        0.81%           0.00%        0.81%

JOHN HANCOCK TRUST LIFESTYLE MODERATE (SERIES II)
     0.04%       0.25%     0.03%      0.71%        1.03%           0.00%        1.03%

JOHN HANCOCK TRUST LIFESTYLE MODERATE (SERIES NAV)
     0.04%       0.00%     0.03%      0.71%        0.78%           0.00%        0.78%

TOTAL BOND MARKET TRUST A (SERIES II)
     0.47%       0.25%     0.03%      0.00%        0.75%           0.00%        0.75%

TOTAL BOND MARKET TRUST A (SERIES NAV)
     0.47%       0.00%     0.03%      0.00%        0.50%           0.00%        0.50%

NOTES TO PORTFOLIO EXPENSE TABLE

(1) The "Total Annual Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Annual Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying Portfolios.

(2) The Adviser has contractually limited other Portfolio level expenses to 0.07% until April 30, 2011. These expenses consist of operating expenses of the Portfolio, excluding advisory, 12b-1, underlying Portfolio expenses, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

(3) For Portfolios and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

(4) The Adviser has contractually limited other Portfolio level expenses to 0.05% until April 30, 2011. These expenses consist of operating expenses of the Portfolio, excluding advisory, 12b-1, underlying Portfolio expenses, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

(5) The Adviser has contractually agreed to reimburse "Expenses" of the Portfolio that exceed 0.02% of the average annual net assets of the Portfolio. Expenses includes all expenses of the Portfolio except Rule 12b-1 fees, Underlying Portfolio expenses, class specific expenses such as blue sky and transfer agency fees, Portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after April 30, 2011.

             IV. General Information about Us, the Separate Accounts
                                and the Portfolios

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.

John Hancock New York is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

The Company incurs obligations under the Contract to guarantee amounts in addition to your Contract Value, such as the Lifetime Income Amount and the Annuity Options, and to the extent that the Company pays such amounts, the payments will come from the Company's general account assets. You should be aware that the Company's general account consists of securities and other investments, the value of which may decline during periods of adverse market conditions. The Company's financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the Company's general account investments.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio's shares in a "Subaccount" (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account's assets (including the Portfolio's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984, as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992, as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's other business.

We reserve the right, subject to compliance with applicable law, to add other Subaccounts, eliminate existing Subaccounts, combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIOS

When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Account and it invests in shares of a corresponding Portfolio of John Hancock Trust.

THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management

The Portfolios' investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.

In selecting the Portfolios that will be available as Investment Options under the Contract, we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees under the Contract. We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and that allow us to effectively and efficiently manage our exposure under the Contracts. The requirements we impose may affect both the performance and the availability of Investment Options under the Contract.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as subadviser to a Portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of that Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in "III. Fee Tables" shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2009, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. None of these compensation payments results in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Funds-of-Funds

Each of the John Hancock Trust's Core Allocation, Core Balanced, Core Disciplined Diversification, Core Fundamental Holdings, Core Global Diversification, Core Strategy, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth, and Lifestyle Moderate Trusts ("JHT Funds of Funds") is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than those for other Portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying Portfolios for that Portfolio, including expenses of the Portfolios, and associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio. JHIMS LLC has retained Deutsche Investment Management Americas Inc. ("DIMA") to provide direct subadvisory consulting services in the case of the Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth, and Lifestyle Moderate Trusts.

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

We show the Portfolios' manager (i.e., JHIMS LLC or a subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.

                      DECLARATION MANAGEMENT & RESEARCH LLC

                            TOTAL BOND MARKET TRUST A

Seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays Capital U.S. Aggregate Bond Index.

                JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

                              CORE ALLOCATION TRUST

Seeks long-term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in the JHT Core Allocation Plus Trust. The Portfolio is a fund-of-funds and is also authorized to invest in other underlying Portfolios and investment companies.

                               CORE BALANCED TRUST

Seeks long-term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in the JHT Balanced Trust. The Portfolio is a fund-of-funds and is also authorized to invest in other underlying Portfolios and investment companies.

                     CORE DISCIPLINED DIVERSIFICATION TRUST

Seeks long-term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in the JHT Disciplined Diversification Trust. The Portfolio is a fund-of-funds and is also authorized to invest in other underlying Portfolios and investment companies.

                               JOHN HANCOCK TRUST

We show the Portfolios' manager (i.e., JHIMS LLC or a subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

                         CORE FUNDAMENTAL HOLDINGS TRUST

Seeks long-term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in Portfolios of the American Funds Insurance Series. The Portfolio is a fund-of-funds and is also authorized to invest in other underlying Portfolios and investment companies.

                        CORE GLOBAL DIVERSIFICATION TRUST

Seeks long-term growth of capital. To do this, the Portfolio invests a significant portion of its assets, directly or indirectly through underlying Portfolios, in securities that are located outside the U.S. The Portfolio is a fund-of-funds and is also authorized to invest in other underlying Portfolios and investment companies.

                               CORE STRATEGY TRUST

Seeks long-term growth of capital; current income is also a consideration. To do this, the Portfolio invests approximately 70% of its total assets in equity securities and Portfolios which invest primarily in equity securities and approximately 30% of its total assets in fixed-income securities and Portfolios which invest primarily in fixed-income securities. The Portfolio is a fund-of-funds and is also authorized to invest in other underlying Portfolios and investment companies.

                            LIFESTYLE BALANCED TRUST

Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund-of-funds and normally invests approximately 50% of its assets in Portfolios that invest primarily in equity securities, and approximately 50% in Portfolios which invest primarily in fixed-income securities.

                          LIFESTYLE CONSERVATIVE TRUST

Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund-of-funds and normally invests approximately 80% of its assets in Portfolios which invest primarily in fixed-income securities, and approximately 20% in Portfolios which invest primarily in equity securities.

                               JOHN HANCOCK TRUST

We show the Portfolios' manager (i.e., JHIMS LLC or a subadviser) in bold above the name of the Portfolio, and we list the Portfolios alphabetically by manager.

          MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (CONTINUED)

                             LIFESTYLE GROWTH TRUST

Seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund-of-funds and normally invests approximately 70% of its assets in Portfolios which invest primarily in equity securities, and approximately 30% of its assets in Portfolios which invest primarily in fixed-income securities.

                            LIFESTYLE MODERATE TRUST

Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund-of-funds and normally invests approximately 60% of its assets in Portfolios which invest primarily in fixed-income securities, and approximately 40% of its assets in Portfolios which invest primarily in equity securities.

You instruct us how to vote Portfolio shares

VOTING INTEREST

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

Prior to the Maturity Date, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS

The Contracts may be used to fund individual retirement accounts and annuities qualifying for special income tax treatment under the Code (see "VII. Federal Tax Matters - Individual Retirement Account/Annuity (IRA) Contracts"). We also designed the Contracts so that they may be used generally as individually owned nonqualified contracts and with certain nonqualified retirement plans.

AVAILABILITY

We offer two types of Contracts, the A Share Contract and the ADV Contract. The A Share Contract currently available includes a front-end sales charge (i.e., we deduct the charge from each Purchase Payment) and invests in Series II shares of the Portfolios (see "VI. Charges and Deductions"). The ADV Contract is similar in every respect to the A Share Contract, except that it deducts no sales charges and invests in Series NAV and Series I shares of the Portfolios.

The ADV Contract is offered either exclusively through broker-dealers in connection with fee-based or wrap-fee advisory accounts or programs offered by such broker-dealers, or for employee and adviser purchases. We do not offer any advisory or other services in connection with the advisory accounts or programs. Such services are provided exclusively through your broker-dealer.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OR INVESTMENT STRATEGY IN CONNECTION WITH SUCH ACCOUNTS OR PROGRAMS.

CONTRACT PROVISIONS APPLICABLE PRIOR TO THE MATURITY DATE

We may impose restrictions on your ability to make initial and Additional Purchase Payments

Purchase Payments

You may make your Purchase Payment to us at our Annuities Service Center in a single payment or, if necessary to accumulate the Purchase Payment amount from several sources, in installments generally payable within nine months after the Contract Date. The minimum Purchase Payment for the Contracts is $25,000. All Purchase Payments must be in U.S. dollars. For a Purchase Payment greater than $1 million, you must obtain our approval in order to make the payment.

For A Share Contracts, we make a sales charge against your Purchase Payment (see "VI. Charges and Deductions - Front-End Sales Charges). We may reduce or eliminate the minimum Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

- You purchase your Contract through an exchange under Section 1035 of the Code or a Qualified Plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum Purchase Payment requirement AND prior to our receipt of such Section 1035 or Qualified Plan monies, the value drops below the applicable minimum Purchase Payment requirement due to market conditions.

- You purchase more than one new Contract and such Contracts cannot be combined AND the average Purchase Payment for these new Contracts is equal to or greater than $50,000.

- You and your spouse each purchase at least one new Contract AND the average Purchase Payment for the new Contract(s) is equal to or greater than $50,000.

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in "Telephone and Electronic Transactions" in this section, below).

Accumulation Units

When you purchase a Contract, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract prior to the Maturity Date. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit Purchase Payments received by mail or wire transfer on the Business Day on which they are received in good order at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Portfolio.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We will use a Portfolio share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

- your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day; or

- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Subaccount from one Business Day to the next (the "valuation period"). The net investment factor may be greater, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Subaccount for any valuation period by dividing (a) by (b) and subtracting (c) from the result where:

(a) is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;

(b) is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and

(c) is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.

Transfers among Investment Options

Prior to the Maturity Date, you may transfer amounts among the Variable Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see "Telephone and Electronic Transactions," below). We will cancel accumulation units from the

Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Investment Options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a Variable Investment Option's underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager's ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and established procedures to count the number of transfers made under a Contract. This means, for example, that if you make two transfers in a month and then you experience poor investment performance, you will not be able to make any transfers in response to the market for the balance of that month. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Portfolio are determined ending at the close of daytime trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, or transfers made within a prescribed period before and after a substitution of underlying Portfolios. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period;

-    restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-    restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see "Withdrawals" in this section, below, for details on when suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short-term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the Internet.

Telephone and Electronic Transactions

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the Internet. You can contact us at the applicable telephone number or Internet address shown on page ii of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and to maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the Internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    any loss or theft of your password; or

-    any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or e-delivery of a confirmation statement of the transaction. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus to find out whether e-delivery is available in your area and, if so, how to register for it. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs.

Special Transfer Services - Dollar Cost Averaging

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may elect, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option (the "DCA Source Fund"), to other Variable Investment Options (the "Destination Funds") until the amount in the DCA Source Fund is exhausted. You may make Additional Purchase Payments while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amount will be allocated into your DCA Source Fund. Instead, they will be allocated among the Destination Funds according to the allocation you selected upon enrollment in the DCA program.

The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Fund. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.

You should consult with your financial professional to assist you in determining whether the DCA program and your DCA Source Fund selection are suited for your financial needs and investment risk tolerance.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Investment Options. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

WITHDRAWALS

You may withdraw all or a portion of your Contract Value, but this may reduce your Lifetime Income Amount and you may incur tax liability as a result.

General

To make withdrawals of all or a portion of your Contract Value, you need to submit a written request (complete with all necessary information) to our Annuities Service Center. You may also make withdrawals by telephone as described above under "Telephone and Electronic Transactions." In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any applicable taxes. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the Net Withdrawal Amount and cancel accumulation units credited to an Investment Account equal in value to the Withdrawal Amount withdrawn from that Investment Account.

Except as stated below regarding the Lifetime Income Amount, there is no limit on the frequency of partial withdrawals; however, the amount of a partial withdrawal must be at least $300 or, if less, the entire balance in the Investment Options. If after the withdrawal the Contract Value would be reduced to less than $300, we will generally treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request (complete with all necessary information) at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

- the New York Stock Exchange is closed (other than customary weekend and holiday closings);

-    trading on the New York Stock Exchange is restricted;

- an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

- the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Lifetime Income Amount

The Contract provides an income guarantee, through which an annual Lifetime Income Amount is withdrawn from your Contract and paid to you in installments for the life of the Covered Person (or for the joint lives of Covered Persons), beginning on or after the 5th Contract Anniversary. You elect when to begin taking withdrawals and the frequency of the installments. The Lifetime Income Amount Percentage is 5% (for a single life) or 4.75% (for joint lives) of the greater of your Contract Purchase Payments or the Contract Value as of the 5th Contract Anniversary. The Lifetime Income Amount thereafter may be "stepped-up" on every subsequent third Anniversary, based on increases in your Contract Value (see "Increases to your Lifetime Income Amount - Step-Ups," below).

EXAMPLE: Assume that you purchase a single-life Contract with an initial Purchase Payment of $100,000 and the Contract Value on the 5th Contract Anniversary is $80,000, and assume you elect to take annual installments beginning on your 5th Contract Anniversary. The Lifetime Income Amount will equal $5,000 (5% x the maximum ($100,000)). If the Contract Value is $120,000 on the 5th Contract Anniversary, the Lifetime Income Amount will equal $6,000 (5% x the maximum ($120,000)).

EXAMPLE: Assume that you purchase a joint-life Contract with an initial Purchase Payment of $100,000 and the Contract Value on the 5th Contract Anniversary is $80,000, and assume you elect to take annual installments beginning on your 5th Contract Anniversary. The Lifetime Income Amount will equal $4,750 (4.75% x the maximum ($100,000)). If the Contract Value is $120,000 on the 5th Contract Anniversary, the Lifetime Income Amount will equal $5,700 (4.75% x the maximum ($120,000)).

Step-Ups may increase your Lifetime Income Amount if your Contract has favorable investment performance.

INCREASES TO YOUR LIFETIME INCOME AMOUNT - STEP-UPS. Your Lifetime Income Amount may increase through "Step-Ups." If the Contract Value on any Step-Up Date multiplied by the Lifetime Income Amount Percentage is greater than the Lifetime Income Amount on that date, we will automatically step up the Lifetime Income Amount to equal the greater value. There is no charge for a Step-Up, and we do not increase our Annual Separate Account Asset-Based Charge in connection with a Step-Up. We offer Step-Up Dates of the third Contract Anniversary after your Lifetime Income Date, and every third Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary.

The Step-Up Dates we offer are subject to change. We may offer Step-Up Dates that occur more or less frequently than three Contract Years after the Lifetime Income Date, or that occur at intervals longer or shorter than three Contract Years. We also may shorten the period during which we provide Step-Up Dates. We do not expect the Step-Up Dates we may offer in the future to begin more than 5 Contract Years after the Lifetime Income Date, to occur at intervals greater than 5 Contract Years, or to end sooner than on the Age 75 Contract Anniversary, but we provide no assurance that we will continue to offer the Step-Up Dates within these ranges. Once you purchase a Contract, however, the Step-Up Dates in effect when we issue the Contract will remain in effect for as long as the Contract remains in effect.

EXAMPLE: Assume that you purchase a single life Contract and your Lifetime Income Amount on the 5th Contract Anniversary is $6,000. If your Contract Value on the 8th Contract Anniversary is $125,000, your Lifetime Income Amount will increase to $6,250, which is the greater of your existing Lifetime Income Amount


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

of $6,000 or 5% multiplied by your Contract Value of $125,000 on the 8th Contract Anniversary.

EXAMPLE: Assume you purchase a joint life Contract and your Lifetime Income Amount on the 5th Contract Anniversary is $5,700. If your Contract Value on the 8th Contract Anniversary is $125,000, your Lifetime Income Amount will increase to $5,937.50, which is the greater of your existing Lifetime Income Amount of $5,700 or 4.75% multiplied by your Contract Value of $125,000 on the 8th Contract Anniversary.

We may reduce your Lifetime Income Amount if you take Excess Withdrawals.

DECREASES OF YOUR LIFETIME INCOME AMOUNT - EXCESS WITHDRAWALS. Your Lifetime Income Amount may decrease if you take withdrawals that exceed that amount. Your future Lifetime Income Amount could be significantly reduced if:

-    you take withdrawals prior to the Lifetime Income Date, or

- your Contract Value declines due to poor investment performance and you then take Excess Withdrawals.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal (including a Required Minimum Distribution - see "VII. Federal Tax Matters - Required Minimum Distributions") before the Lifetime Income Date, it is likely to reduce your Lifetime Income Amount by decreasing the total Purchase Payment amount in the same proportion as the Withdrawal Amount bears to the Contract Value prior to the withdrawal. If you experience unfavorable investment performance coupled with this reduction in your total Purchase Payments, your future Lifetime Income Amount could be significantly reduced.

EXAMPLE: Assume that you purchase a single-life Contract with an initial Purchase Payment of $100,000 and you take a withdrawal of $5,000 during the first five Contract Years when your Contract Value is equal to $102,000. Your Purchase Payments will be reduced as a result of the withdrawal to $95,098 ($100,000 - $100,000 x $5,000/$102,000). If the Contract Value on the 5th
Contract Anniversary is $80,000, and you elect to take the Lifetime Income Amount beginning on your 5th Contract Anniversary, the Lifetime Income Amount will equal $4,754.90 (5% x the maximum ($95,098)). If your Contract is a joint life Contract, the Lifetime Income Amount beginning on your 5th Contract Anniversary would be $4,517.16 (4.75% x the maximum ($95,098)).

Note: Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VII. Federal Tax Matters").

Withdrawals after the Lifetime Income Date - Excess Withdrawals. An Excess Withdrawal is a withdrawal you take on or after the Lifetime Income Date that, together with all other withdrawals during a Contract Year, exceeds the Lifetime Income Amount for that Contract Year. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal. If so, we will reduce your Lifetime Income Amount on a pro rata basis. We do this by reducing your Lifetime Income Amount in the same proportion that the Excess Withdrawal bears to the Contract Value prior to the


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withdrawal. NOTE THAT WE REDUCE THE LIFETIME INCOME AMOUNT BY THE ENTIRE AMOUNT
OF THE EXCESS WITHDRAWAL, AND NOT JUST THE AMOUNT BY WHICH THE EXCESS WITHDRAWAL EXCEEDS THE LIFETIME INCOME AMOUNT.

We also reduce your Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE: If your purchase a single life Contract and you take a withdrawal of $10,000 when your Contract Value is $100,000 and your Lifetime Income Amount is $5,000, we will reduce your Lifetime Income Amount to $4,500 ($5,000 x (1-$10,000/$100,000)).

EXAMPLE: If your purchase a joint life Contract and you take a withdrawal of $10,000 when your Contract Value is $100,000 and your Lifetime Income Amount is $4,750, we will reduce your Lifetime Income Amount to $4,275 ($4,750 x (1-$10,000/$100,000)).

Excess Withdrawals, with limited exceptions, lower the Lifetime Income Amount guarantee. If you have experienced unfavorable investment performance the reduction could be significantly more than the amount of the Excess Withdrawal.

Special Withdrawal Services - The Income Made Easy Program Our Income Made Easy Program provides you with an automatic way to access your Contract's guaranteed withdrawal amounts. Income Made Easy allows you to pre-authorize periodic withdrawals of amounts guaranteed under the Contract for the lifetime of the Covered Person or, with joint-life Contracts, for the lives of both Covered Persons. You can start taking withdrawals under the Program on or after your 5th Contract Anniversary.

The Income Made Easy Program allows you to select: (A) the annual guaranteed amount ("full allowable amount") under your Contract; or (B) the full allowable amount plus any additional amount necessary to meet your Required Minimum Distribution obligations. We may make additional options available in the future or upon request.

If you select an available Income Made Easy option, your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you re-enroll) if you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

There is no charge for participation in this Program.

Special Considerations for Withdrawals

The Lifetime Income Amount may be forfeited or limited by an Excess Withdrawal, or may be extinguished by a full surrender of the Contract or by our payment of the Contract's death proceeds.

If you take an Excess Withdrawal, we will suspend your pre-authorized automatic withdrawals under the Income Made Easy Program. Upon your request, in a form acceptable to us, you can resume taking regular Lifetime Income Amount withdrawals through the Income Made Easy Program based on the new adjusted Lifetime Income Amount.


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

If you are receiving Lifetime Income Amount withdrawals after your 5th Contract Anniversary, and your Contract becomes subject to Required Minimum Distribution ("RMD") rules (see "VII. Federal Tax Matters - Required Minimum Distributions") that set an RMD amount greater than the Lifetime Income Amount, then you may direct us to make your withdrawals equal the RMD amount without reducing your Lifetime Income Amount. If you do not take your RMD in regular, pre-scheduled installments through the Income Made Easy Program, however, any separate request you make for your RMD amount in excess of the Lifetime Income Amount will be deemed an Excess Withdrawal and will reduce the Lifetime Income Amount in the same proportion that the Excess Withdrawal bears to the Contract Value prior to the withdrawal.

If you select one of the Contract's Annuity Options - Lifetime Income Amount with Cash Refund or Joint & Survivor Lifetime Income Amount with Cash Refund (see "Contract Provisions Applicable After the Maturity Date" in this section, below) - you can receive payments equal to the Lifetime Income Amount at the Maturity Date, but you will not be able to take further withdrawals or accumulate additional Contract Value once the annuity payments begin.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax and will reduce your Lifetime Income Amount (as described in "Lifetime Income Amount," above). If you determine to divide a Contract, we will continue the Contract in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the remaining Covered Person. We will continue to charge the Contract fee; however, we will not make any further adjustments to the Contract Value or make any further adjustments to the Lifetime Income Amount.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax.

Comparison between Lifetime Income Amount Guarantee and Annuity Payments Withdrawing the Lifetime Income Amount from your Contract after the 5th Contract Anniversary is not the same as receiving annuity payments upon annuitization (as described in "Contract Provisions Applicable After the Maturity Date - Annuity Options offered in the Contract," below).

When you withdraw the Lifetime Income Amount, you get the flexibility to:

- continue transferring Contract Value from one Variable Investment Option to another;

-    stop taking subsequent withdrawals in order to protect your Contract Value;
     or

-    take withdrawals in addition to your Lifetime Income Amount withdrawals.

This flexibility helps preserve liquidity and affords you greater control over the management of your Contract Value than if you were to annuitize your Contract and receive fixed annuity payments thereafter. However, when you take withdrawals you reduce the Contract Value available for annuitization, future


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

withdrawals and the death benefit, and you may receive less favorable tax treatment of your withdrawals than annuity payments would provide.

When you annuitize:

-    you receive annuity payments that will be fixed in amount;

- your annuity payments will not vary in timing once they commence (for as long as we are due to pay them to you);

-    you will no longer have access to the Contract Value; and

- your Annuity Payments may receive more favorable tax treatment than withdrawals.

Lifetime Income Amount withdrawals are taxed differently than annuity payments. For federal income tax purposes, amounts withdrawn from a deferred annuity contract are generally included in income until all gain in the contract has been withdrawn. Amounts received as periodic annuity payments, however, are treated differently not only from withdrawals but also according to the tax status of your Contract. If you have a Nonqualified Contract (i.e., A Contract which is not issued under a retirement plan that receives favorable tax treatment under Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the
Code), part of each annuity payment that you receive is taxable gain, and part is a nontaxable return of your investment in the Contract until you have recovered all of your investment in the Contract. Similar treatment applies to annuity payments under an IRA or Roth IRA if you paid any part of the cost with nondeductible after-tax payments. See "VII. Federal Tax Matters" for a more detailed discussion.

Signature Guarantee Requirements for Surrenders and Withdrawals (Not applicable to Contracts issued in New Jersey)

We may require that you obtain a signature guarantee on a surrender or withdrawal in the following circumstances:

- you are requesting that we mail the amount withdrawn to an alternate address; or

-    you have changed your address within 30 days of the withdrawal request; or

-    you are requesting a withdrawal in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

Death Benefit Prior To the Maturity Date

The Contracts described in this Prospectus provide for the distribution of a death benefit before the Maturity Date.


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

If the surviving Covered Person dies prior to the Maturity Date, your Beneficiary will receive a death benefit that might exceed your Contract Value.

AMOUNT OF DEATH BENEFIT. Upon the death of an Owner who is not the Covered Person of a single-life Contract or the first Covered Person of a joint-life Contract, the death benefit payable is any remaining Contract Value. However, upon the death of an Owner who is the Covered Person of a single-life contract or the last surviving Covered Person of a joint-life Contract, the death benefit payable will be the greater of:

     -    the Contract Value; or

     - the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals made prior to the Lifetime Income Date will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

     (i)  is equal to the death benefit prior to the withdrawal; and

     (ii) is equal to the amount of the partial withdrawal divided by the Contract Value prior to the partial withdrawal.

The amount deducted in connection with partial withdrawals made after the Lifetime Income Date will be on a dollar-for-dollar basis each time a withdrawal is taken, until deductions equal the amount of the Lifetime Income Amount. Withdrawals in excess of that amount reduce the remaining death benefit pro-rata. The Lifetime Income Amount will be reduced to zero upon the death of the last surviving Covered Person.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

-    a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-    any other proof satisfactory to us.

DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is an IRA, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on IRAs (see "VII. Federal Tax Matters - Individual Retirement Account/Annuity

(IRA) Contracts" and the section titled "Qualified Plan Types" in the Statement of Additional Information).

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Owner chooses not to restrict death benefits under the Contract. If the Owner imposes restrictions, and those restrictions are allowed under the Contract, the restrictions will govern payment of the death benefit to the extent permitted by the Code and Treasury Department regulations.

We will pay the death benefit to the Beneficiary if the Contract Owner dies before the Maturity Date. If there is a surviving Owner, that Owner will be deemed to be the Beneficiary. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant. Any such designation of a new Annuitant will result in the elimination of the Lifetime Income Amount guarantee. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see "Withdrawals" above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken in a lump sum, the Contract will continue, subject to the following:

-    The Beneficiary will become the Owner.

- We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

- No Additional Purchase Payments may be made (even if the Beneficiary is a surviving spouse).

- If the deceased Owner's Beneficiary is a surviving spouse who falls within the definition of "spouse" under the federal Defense of Marriage Act (see "Spouse" below), he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will be excluded from consideration in the determination of the spouse's death benefit.

- If the Beneficiary is not the deceased Owner's spouse (as defined by the federal Defense of Marriage Act), distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see "VI. Charges and Deductions - Asset-Based Charges"). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary's portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

- Alternatively, if the Contract is not a Qualified Contract, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy, beginning within one year after the Owner's death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner or Annuitant. If we do, the new death benefit will equal the Contract Value. We will not change the way we calculate the death benefit if you transfer ownership to the Owner's spouse. (See "Spouse" below for additional information concerning how the federal Defense of Marriage Act may affect spousal transfers of ownership.)

A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.

CONTRACT PROVISIONS APPLICABLE AFTER THE MATURITY DATE

You may receive annuity payments from us or take a lump sum payment.

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant, or Co-Annuitant if the Annuitant was not the Owner and is already deceased, on the Contract's Maturity Date. The current Maturity Date is the date you specify, as shown on your Contract's specifications page, or, if you do not specify a date, the Maturity Date is the first day of the month following the 90th birthday of the Annuitant (or older Co-Annuitant). You may request a different Maturity Date (including a date later than the first day of the month following the 90th birthday of the Annuitant or older Co-Annuitant) at any time by written request at least one month before both the current and new Maturity Dates. Under our current administrative procedures, however, the new Maturity Date may not be later than the first day of the month following the 90th birthday of the Annuitant (or older Co-Annuitant) unless we consent otherwise.*

NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify the information we currently have on file. We may delay the start of the annuity payments if you fail to verify this information.

Annuity payments will be made monthly. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum on the Maturity Date.

Annuity payments are available under the Contract on a fixed basis only. Upon purchase of the Contract, and at any time prior to the Maturity Date, you may select one of the Annuity Options described below (depending on whether you have a single Annuitant or two Covered Persons) or choose an alternate single lump-sum payment. If no election is made at Maturity, we will provide the applicable/appropriate Annuity Option as a default. We will provide annuity

----------
* We will deny our consent to a later Maturity Date based solely upon any current or future legal restrictions imposed by state laws and regulations or by the Internal Revenue Code and the IRS. Currently, for Nonqualified Contracts, the IRS has not provided guidance with respect to a maximum date on which annuity payments must start. In the event that any future rulings, regulations, or other pronouncements by the IRS provide us with guidance, we may need to restrict your ability to change to a Maturity Date under a Nonqualified Contract which occurs when the Annuitant is at an advanced age (i.e., past age 90). You should consult with a qualified tax advisor for information about potential adverse tax consequences for such Maturity Dates. For IRAs, distributions may be required before the Maturity Date (see "VII. Federal Tax Matters - Individual Retirement Account/Annuity
     (IRA) Contracts - Required Minimum Distributions").


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

payments based on the Investment Account value of the Investment Options at the date the Annuity Option commences. Once annuity payments commence:

-    you will no longer be permitted to make any withdrawals under the Contract

-    we may not change the Annuity Option or the form of settlement; and

-    your death benefit under the Contract will terminate.

ANNUITY OPTIONS OFFERED IN THE CONTRACT. If you choose to annuitize your Contract instead of taking the Lifetime Income Amount, the Contracts guarantee the availability of the following Annuity Options:

Lifetime Income Amount with Cash Refund - This Annuity Option is available if you purchase a single-life Contract or if there is only one surviving Covered Person under a joint life Contract. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of the Lifetime Income Amount, if any, at the election of this option or the amount that would be provided by applying the Contract Value at the election of this option to a cash refund annuity. The amount of the cash refund annuity will be determined by multiplying the Contract Value, reduced by any applicable taxes, by the rate for a fixed cash refund annuity. The rate depends on the age of the Annuitant, and is determined on the basis of 1.50% interest and the Annuity 2000 Mortality table with mortality improvements projected from January 1, 2000, using accepted actuarial principles and Projection Scale G.

EXAMPLE: Assume that the Lifetime Income Amount is $5,000 and you elect to annuitize your Contract when the Contract Value is $100,000. If the annual income factor per $1,000 for a Life with Cash Refund Annuity is $54.57, the annual amount of annuity payments will be $5,457 (the greater of $5,000 or $54.57 x $100,000/$1,000). If the Contract Value is $80,000, the annual amount of annuity payments will be $5,000 (the greater of $5,000 or $54.57 x $80,000/$1,000).

Joint & Survivor Lifetime Income Amount with Cash Refund - This Annuity Option is available if you purchase a joint-life Contract and both Covered Persons remain on the Contract at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetime of the Covered Persons. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

-    the Lifetime Income Amount on the Annuity Commencement Date, if any; or

- the annual amount that your Contract Value provides on a guaranteed basis under a joint life with cash refund annuity. The amount of the cash refund annuity will be determined by multiplying the Contract Value, reduced by any applicable taxes, by the rate for a fixed cash refund annuity. The rate depends


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

     on the age of the surviving Annuitant, and is determined on the basis of 1.50% interest and the Annuity 2000 Mortality table with mortality improvements projected from January 1, 2000, using accepted actuarial principles and Projection Scale G.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (plus, for an A Share Contract, any sales charge deducted) computed at the end of the Business Day on which we receive your returned Contract or written notification acceptable to us.

The 10-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Also, when required by state law or when the Contract is issued as an IRA under Sections 408 or 408A of the Code, during the first 7 days of the 10-day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. The Owner of the Contract is also the Annuitant unless the Contract is owned by a non-natural person. In the case of a non-natural owner, the Contract Owner must be a custodian or a trust established for the sole benefit of the Annuitant(s) or his or her (or their) Beneficiaries. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner for single-life Contracts, and the Covered Persons are the Owners for joint-life Contracts. If amounts become payable to any Beneficiary under the Contract, the Beneficiary becomes the Contract Owner.

You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.

Before requesting a change of ownership or making an assignment of your Contract, you should consider:

- A change of ownership may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.

- A change of ownership may result in termination of your Lifetime Income Amount guarantee (see "Lifetime Income Amount" earlier in this chapter).

- An addition or substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.

- A change of ownership (or collateral assignment) will be subject to the rights of any irrevocable Beneficiary.

- You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.

- Contracts issued to a tax-qualified retirement plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.

We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted. We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary.

Annuitant

The Annuitant is the natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. For single-life Contracts, the Annuitant must be the Contract Owner unless the Owner is not a natural person. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." For joint-life Contracts, any co-Annuitant must be the Annuitant's spouse and either a co-Owner or the sole primary Beneficiary. The Annuitant and co-Annuitant are referred to collectively as "Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed pursuant to a court order. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change. On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. For IRAs, there are


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

limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal. Also, a change in the Annuitant(s) will eliminate the Lifetime Income Amount and the death benefit.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner.

Spouse

FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the Federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult with your own qualified tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).

STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request a Statement of Additional Information from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Code Section 72(s)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an Individual Retirement Account or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of Section 72(s) of the Code, which prescribes certain required provisions governing distributions after the death of the Owner.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, we will either pay the amount of any underpayment immediately or we will deduct the amount of any overpayment from future annuity payments.

                           VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectus.

FRONT-END SALES CHARGES

To compensate us for assuming certain distribution expenses, we deduct a front-end sales charge when you make a Purchase Payment for the A Share Contract. The front-end sales charge is a percentage of the corresponding Purchase Payment. The sales charge applicable to each Purchase Payment is 3.00%.

We also offer the ADV Contract, which deducts no sales charges. The ADV Contract is offered either exclusively through broker-dealers in connection with such broker-dealers' fee-based or wrap-fee/separately managed account advisory programs ("Programs"), or for employee and adviser purchases. No sales charges are assessed in connection with sales of the ADV Contract through a Program. WE DO NOT PROVIDE ANY INVESTMENT ADVICE OR OFFER ANY ADVISORY OR OTHER SERVICES IN CONNECTION WITH THE ADVISORY PROGRAMS. WE DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OR INVESTMENT STRATEGY IN CONNECTION WITH SUCH PROGRAMS. Such services are provided exclusively through your broker-dealer, or by an investment adviser retained by you or related to your broker-dealer, and they may assess you additional fees for such services. We recommend that you contact your broker-dealer or investment adviser to see if any such additional fees apply to you.

Fees for such Programs are imposed in addition to the charges described in this Prospectus. The combination of the A Share Contract's sales charges and separately charged Program fees would result in two levels of fees, or greater expense than would be associated with an investment in the Contract other than through such Programs.

ASSET-BASED CHARGES

We deduct from the Subaccount a daily asset-based charge at an annual effective rate of 1.20% of the values of the Variable Investment Options to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts.

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of the Lifetime Income Amount and annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. The expense risk we assume is the risk that the administration and distribution components of our asset-based charge may be insufficient to cover actual expenses.

The rate of the asset-based charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS
(John Hancock USA Contracts only; not available in New York)

In addition to the reductions available on front-end sales charges (see "Front-End Sales Charges" above), we may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- We will consider the size and type of group to which sales are to be made. Generally, per-Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

- We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

- We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

- We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

- We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable state law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                                  PREMIUM TAX RATE(1)
                     -------------------   ----------------------
STATE OR TERRITORY   QUALIFIED CONTRACTS   NONQUALIFIED CONTRACTS
------------------   -------------------   ----------------------
        CA                  0.50%                 2.35%
       GUAM                 4.00%                 4.00%
       ME(2)                0.00%                 2.00%
        NV                  0.00%                 3.50%
        PR                  1.00%                 1.00%
       SD(2)                0.00%                 1.25%(3)
       TX(4)                0.04%                 0.04%
        WV                  1.00%                 1.00%
        WY                  0.00%                 1.00%

(1)  Based on the state of residence at the time the tax is assessed.

(2)  We pay premium tax upon receipt of Purchase Payment.

(3)  0.80% on Purchase Payments in excess of $500,000.

(4)  Referred to as a "maintenance fee."

                            VII. Federal Tax Matters

INTRODUCTION

The following discussion of the federal income tax treatment of the Contracts is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service ("IRS") rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

NONQUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan such as an Individual Retirement Account.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you buy two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to invest Additional Purchase Payments under additional Contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances and you should consult a qualified tax advisor if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may or may not exceed your investment in the Contract. Any excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit).

If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange. You should consult with your own qualified tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you make a withdrawal from either contract within 12 months after the exchange.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax advisor.

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals, and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When there is no gain included in the Contract's value and only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment, until you have recovered your entire investment in the Contract. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A qualified tax advisor should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent there is gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. Prior to the Maturity Date, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

- if distributed in multiple payments within five years of the Owner's death or as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent there is gain in the Contract at the time of the payment or withdrawal.

After a Contract matures and annuity payments begin, if the Owner dies while the Contract Value is greater than zero, the remaining Contract Value is distributed to the Beneficiary and is includible in the Beneficiary's income to the extent that it exceeds the unrecovered investment in the Contract at that time.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. However, we do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Health Care and Education Reconciliation Act of 2010

On March 30, 2010, President Barack Obama signed the Health Care and Education Reconciliation Act of 2010 (the "Act") into law. The Act contains provisions for a new Medicare tax to be imposed at a maximum rate of 3.8% in taxable years beginning in 2013. The tax will be imposed on an amount equal to the lesser of (a) "net investment income" or (b) the excess of the taxpayer's modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). "Net investment income," for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term "net investment income" does not include any distribution from a plan or arrangement described in Code Sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

You should consult a qualified tax advisor for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

IF YOU ARE A RESIDENT OF PUERTO RICO, YOU SHOULD CONSULT A TAX ADVISOR BEFORE PURCHASING AN ANNUITY CONTRACT. Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

INDIVIDUAL RETIREMENT ACCOUNT/ANNUITY (IRA) CONTRACTS
(Contracts Purchased to Fund an Individual Retirement Account)

The Contracts are also available for use as or in connection with IRAs, which qualify to receive favorable treatment under the Code. Numerous special tax rules apply to Contracts that are themselves IRAs or are used as IRA assets. We provide a brief description of types of IRAs and other retirement plans that receive favorable tax treatment ("Qualified Plans") in the Statement of Additional Information ("SAI"), but we make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus and in the SAI. We may limit or discontinue the availability of the Contracts for use as IRAs or as IRA assets in the future. If you intend to use a Contract in connection with an IRA you should consult a qualified tax advisor.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used as or in connection with an IRA. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant.

Required Minimum Distributions

Treasury Department regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and Beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to Beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distributions made under traditional IRAs and Roth IRAs after the Owner's death must also comply with the RMD requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from IRAs. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) In the case of an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first-time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

Rollovers and Transfers
Generally, you may take a distribution:

- from a traditional IRA and make a "tax-free rollover" to another traditional IRA;

- from a traditional IRA and make a "tax-free rollover" to a retirement plan qualified under Section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code; or

- from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free rollover" to a traditional IRA.

In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free rollover" to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in
Section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA. This type of rollover is taxable. You may make a "tax-free rollover" to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or Section 403(b) of the Code.

In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under
Section 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan, a traditional IRA, or a Roth IRA.

If you wish to purchase an IRA you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us in lieu of making a distribution to you. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO PURCHASE A CONTRACT FOR USE AS AN IRA OR IRA ASSET.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to converted or rollover amounts. The former $100,000 adjusted gross income limit for converting traditional IRAs and other qualified retirement accounts to a Roth IRA does not apply to years after 2009.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

If you convert a Contract issued as a traditional IRA to a Roth IRA or instruct us to transfer a rollover amount from a traditional IRA to a Roth IRA you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding even if the distribution is includible in gross income.

The adjusted gross income limit for converting traditional IRAs and other qualified retirement accounts to a Roth IRA was repealed effective January 1, 2010. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets without an early distribution penalty at the time of the conversion. However, the early distribution penalty may still apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. However, for 2010 only, unless you elect to include the converted amount in your 2010 income, half of it will be included in your income in 2011 and the other half in 2012. Given the potential for taxation of Roth IRA conversions and early distribution penalties, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

SEE YOUR OWN TAX ADVISOR

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

                              VIII. General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties offer asset allocation services ("Asset Allocation Services") in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers among Investment Options.") We do not endorse, approve or recommend such services in any way, and you should be aware that any fees you pay from your Contract Value for such services are treated as withdrawals - separate and in addition to fees paid under the Contracts. Such a fee payment would be included in your total withdrawals for a Contract Year, and could cause your total withdrawals for that year to become Excess Withdrawals (see "Decreases of your Lifetime Income Amount - Excess Withdrawals" in "V. Description of the Contract - Contract Provisions Prior To the Maturity Date").

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA").

We offer the Contracts for sale through broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the AnnuityNote(R) Portfolios A Share Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Portfolio's or fund-of-funds' (but not both) distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to A Share Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 4.00% of Purchase Payments. In addition, JH Distributors may pay ongoing compensation after the first year at an annual rate of up to 0.75% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.

We pay no compensation for the promotion and sale of AnnuityNote(R) Portfolios ADV Contracts.

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2009, in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker-dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer or one product over another product.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the confirmation statement, we will deem you to have ratified the transaction. If you are interested in e-delivery of confirmation statements, please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address show on page ii of this Prospectus to find out whether e-delivery is available in your area and, if so, how to register for it.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, or other obligations.

STATEMENTS OF ADDITIONAL INFORMATION

Our Statements of Additional Information provide additional information about the Contract and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

Statement of Additional Information

Table of Contents

General Information and History ...........................................     1
Accumulation Unit Value Tables ............................................     1
Services ..................................................................     1
   Independent Registered Accounting Firm .................................     1
   Servicing Agent ........................................................     1
   Principal Underwriter ..................................................     1
   Special Compensation and Reimbursement Arrangements ....................     2
State Variations Regarding Recognition of Same-Sex Couples ................     5
Qualified Plan Types ......................................................     6
Legal and Regulatory Matters ..............................................    10
Appendix A: Audited Financial Statements ..................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

Statement of Additional Information

Table of Contents

General Information and History ...........................................     1
Accumulation Unit Value Tables ............................................     1
Services ..................................................................     1
   Independent Registered Accounting Firm .................................     1
   Servicing Agent ........................................................     1
   Principal Underwriter ..................................................     1
   Special Compensation and Reimbursement Arrangements ....................     2
State Variations Regarding Recognition of Same-Sex Couples.................     5
Qualified Plan Types ......................................................     6
Legal and Regulatory Matters ..............................................    10
Appendix A: Audited Financial Statements ..................................    A-1

Financial Statements

The Statements of Additional Information also contain the Company's financial statements as of the years ended 2008 and 2009, and its Separate Accounts' financial statements as of the year ended 2009 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2009, including information on our general account assets that were available at that time to support our guarantees under the Contracts. The Company's general account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

                   Appendix A: John Hancock USA AnnuityNote(R)
                           Portfolios Exchange Program

              (Not available with John Hancock New York Contracts)

John Hancock USA will permit an eligible Owner of a "John Hancock qualifying contract" (see below for a list of John Hancock qualifying contracts) to exchange that contract for a new AnnuityNote(R) Portfolios Variable Annuity Contract ("NEW CONTRACT"). If you are eligible and elect to exchange a John Hancock qualifying contract, you must surrender your existing contract and transfer all of its contract value to us for deposit into a New Contract. We will waive any future Withdrawal Charges and Front-End Sales Charges under the New Contract we issue.

Any state free-look provisions will be applicable to the New Contract (see "V. Description of the Contract - Other Contract Provisions - Right to Review").

JOHN HANCOCK QUALIFYING CONTRACTS

This Program is not available with John Hancock New York contracts. We limit this exchange program to certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A). The following John Hancock qualifying contracts are eligible to exchange into the following New Contracts, if all eligibility requirements are met:


           QUALIFYING CONTRACT                              NEW CONTRACT
---------------------------------------   ------------------------------------------------
      AnnuityNote(R) Series 1 A Share             AnnuityNote(R) Portfolios A Share
        AnnuityNote(R) Series 1 NAV                 AnnuityNote(R) Portfolios ADV
          AnnuityNote(R) Series 2                 AnnuityNote(R) Portfolios A Share

Eligibility Requirements

You are eligible to participate in the John Hancock USA AnnuityNote(R) Portfolios Exchange Program if you own a John Hancock qualifying contract and:

- neither you nor any other payee currently receive annuity payments under your John Hancock qualifying contract;

- you intend to exchange your entire John Hancock qualifying contract for a New Contract;

- you provide us with your written acknowledgement, in a form acceptable to us, that you may lose other benefits under your John Hancock qualifying contract; and

- you are not subject to the restrictions we impose on the availability of Contracts for use in certain tax-qualified retirement plans. Please see "VII. Federal Tax Matters" in the Prospectus for information about these restrictions.

If you satisfy all other eligibility requirements and elect to participate in the Program, we will waive any remaining withdrawal charges, if applicable, under the John Hancock qualifying contract you exchanged as well as any Front-End Sales Charges under the New Contract we issue.

We provide a VA Exchange Disclosure form that contains the acknowledgments we require for you to participate in the Program. You may obtain a copy of this form by contacting your financial representative or by contacting our Annuities Service Office at 1-800-344-1029.

IMPORTANT CONSIDERATIONS

Before you elect to participate in the John Hancock USA AnnuityNote(R) Portfolios Exchange Program, you should be aware that:

-    An exchange may not be in your best interest.

- The charges and expenses of a New Contract may differ from those under your existing John Hancock qualifying contract.

- Your Lifetime Income Date will be re-established based upon the date of issue of the New Contract.

- IF YOUR QUALIFYING CONTRACT IS "IN THE MONEY" (I.E., YOUR CONTRACT VALUE AT THE TIME OF THE EXCHANGE IS LOWER THAN THE TOTAL OF YOUR PURCHASE PAYMENTS (LESS ANY WITHDRAWALS) INTO THE QUALIFYING CONTRACT), YOUR LIFETIME INCOME AMOUNT IN THE NEW CONTRACT MAY BE RE-ESTABLISHED BASED UPON THE LOWER AMOUNT, DIVESTING YOU OF THE BENEFIT OF YOUR GUARANTEE UNDER THE QUALIFYING CONTRACT.

- The Variable Investment Options of a New Contract may differ from those under your existing John Hancock qualifying contract.

- The fees and expenses of Portfolios available under a New Contract may differ from those under your existing John Hancock qualifying contract.

- The death benefit and other guaranteed amounts available with a New Contract may differ from those available under your existing John Hancock qualifying contract.

- You may not make Additional Purchase Payments to the New Contract once issued.

The benefits and limitations, Variable Investment Options, and charges and deductions of a New Contract may differ from those of a John Hancock qualifying contract. You should carefully review your existing contract and the AnnuityNote(R) Portfolios Prospectus (including this Appendix) before deciding to make an exchange.

We believe that an exchange as described above will not be a taxable event for federal tax purposes; however, any Owner considering an exchange should consult a tax advisor. We reserve the right to terminate this exchange offer or to vary its terms at any time.

Charges and Expenses

The New Contract and your John Hancock qualifying contract may have different Separate Account annual expenses, different Contract Owner transaction expenses and different Variable Investment Options that result in different total operating expenses charged by the Portfolios, as noted in the tables on the following pages.

The following table compares the fees and expenses that you will pay under the New Contract and the John Hancock qualifying contracts at the time that you buy a contract, surrender the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted, as described in "VI. Charges and Deductions - Premium Taxes."

                            NEW CONTRACT                           QUALIFYING CONTRACT
                  -------------------------------   ------------------------------------------------
                  ANNUITYNOTE(R)   ANNUITYNOTE(R)   ANNUITYNOTE(R)   ANNUITYNOTE(R)
                    PORTFOLIOS       PORTFOLIOS       SERIES 1 A        SERIES 1      ANNUITYNOTE(R)
                     A SHARE             ADV             SHARE            NAV            SERIES 2
                     variable         variable         variable         variable         variable
                     annuity           annuity         annuity          annuity          annuity
                  --------------   --------------   --------------   --------------   --------------
FRONT-END  SALES CHARGE

(All Amounts        3.0% Waived                           3.0%            none             none
over $25,000):         for              none
                    qualifying
                    exchanges

WITHDRAWAL CHARGES

   Year 1:             none             none             none             none               2%*

   Year 2:             none             none             none             none               2%*

   Year 3:             none             none             none             none               1%*

   Year 4 and          none             none             none             none                0%
   thereafter:

ANNUAL CONTRACT        none             none             none             none             none
FEE

ASSET BASED            1.20             1.20             1.20             1.20             1.60
CHARGES
(mortality,
expense,
distribution
and
administration)

*    Waived for qualifying exchanges under the Program.

Investment Options

VARIABLE INVESTMENT OPTIONS. The AnnuityNote(R) Series 1 A Share and NAV variable annuity contracts currently offer two Investment Options. The AnnuityNote(R) Series 2 variable annuity contract currently offers one Variable Investment Option.

The New Contract offers the Variable Investment Options shown on the first page of the Prospectus. We describe these Investment Options in the Prospectus.

AnnuityNote(R) Portfolios A Share Contract's Variable Investment Options invest in the Series II class of Portfolio shares of the John Hancock Trust that are subject to a 12b-1 fee. AnnuityNote(R) Portfolios ADV Contract's Variable Investment Options generally invest in a less expensive class of Portfolio shares of the John Hancock Trust (the Series NAV class) that is not subject to a 12b-1 fee. Two of the AnnuityNote(R) Portfolios ADV Contract's Variable Investment

Options - Core Fundamental Holdings and Core Global Diversification - invest in the Series I class of Portfolio shares of the John Hancock Trust that are subject to a 12b-1 fee. The AnnuityNote(R) Series 1 A Share Contract's Variable Investment Options invest in Series II class shares as well, but the AnnuityNote(R) Series 1 NAV and AnnuityNote(R) Series 2 Contracts' Variable Investment Options invest in the Series NAV class of Portfolio shares of the John Hancock Trust that is not subject to a 12b-1 fee.

You should compare the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own a Contract. Fees and expenses of the Portfolios are not fixed or specified under the terms of the contracts and may vary from year to year. More detail concerning the fees and expenses of each Portfolio is contained in that Portfolio's prospectus. You can obtain additional information about the available underlying Portfolios in your John Hancock qualifying contract or in a New Contract, including a current prospectus for each of the Portfolios that contains information about the Portfolio's fees and expenses, by contacting John Hancock USA at the following address:

ANNUITIES SERVICE CENTER    MAILING ADDRESS
-------------------------   -------------------------
164 Corporate Drive         Post Office Box 9505
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505
(800) 344-1029

You should review this information carefully before electing to exchange a John Hancock qualifying contract for a New Contract.

Sales and Withdrawal Charges

Any Purchase Payments you make to a New Contract will not be subject to a Front-End Sales Charge or Withdrawal Charge.

If you elect not to participate in the John Hancock USA AnnuityNote(R) Portfolios Exchange Program, you may keep your John Hancock qualifying contract and continue to make Additional Purchase Payments as permitted under the terms of that contract. If you do, those Purchase Payments will be subject to front-end sales and withdrawal charges in accordance with the terms stated in that contract. We compare the maximum front-end sales and withdrawal charges for John Hancock qualifying contracts with the waived Withdrawal Charge under a New Contract in the first table above.

Death Benefit

Under your John Hancock qualifying contract, the death benefit payable is any remaining Contract Value.

Under the New Contract, upon the death of an Owner who is not the Covered Person of a single-life Contract or the first Covered Person of a joint-life Contract, the death benefit payable is any remaining Contract Value. However, upon the death of an Owner who is the Covered Person of a single-life contract or the last surviving Covered Person of a joint-life Contract, the death benefit payable will be the greater of:

-    the Contract Value; or

- the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

Under all John Hancock qualifying contracts, if the deceased Owner was the Annuitant, the death benefit is distributed as a lump sum. If the deceased Owner was not the Annuitant and the beneficiary is the deceased Owner's spouse, the beneficiary could elect to take the lump sum, or continue the contract as their own. New Contracts offer other distribution options in addition to those provided by the John Hancock qualifying contracts (see "V. Description of the Contract - Death Benefit Prior To the Maturity Date -Distribution of Death Benefit"). This is only a summary; minimum guaranteed death benefit features may vary by state. You should carefully read the AnnuityNote(R) Portfolios Prospectus for the New Contract, your John Hancock qualifying contract and the prospectus for your John Hancock qualifying contract for more information on the terms, limits and conditions applicable to your situation.

Annuity Payments

The type of annuity payments available to you under your John Hancock qualifying contract is identical to that available under the New Contract, except that the New Contract also offers a joint-life option.

TYPE OF ANNUITY PAYMENT. Both your John Hancock qualifying contract and the New Contract provide for annuity payments made on a fixed basis.

Your John Hancock qualifying contract guarantees that the Lifetime Income Amount with Cash Refund Annuity Option will be made available.

The New Contract guarantees the following Annuity Options:

-    Lifetime Income Amount with Cash Refund Annuity; and

-    Joint Lifetime Income Amount with Cash Refund Annuity.

We may also offer Annuity Options from time to time that are different from and in addition to those contractually guaranteed under a New Contract and those that were available under your John Hancock qualifying contract.

AMOUNT OF ANNUITY PAYMENTS. The Lifetime Income Amount that forms the basis of the annuitization amount may be different in a New Contract. Under the John Hancock qualifying contracts, the Lifetime Income Amount is calculated as 5% of the greater of your Contract Purchase Payments or the Contract Value as of the 5th Contract Anniversary. Under the New Contract, the LIA is calculated as 5.0% (4.75% for joint-life Contracts) of the greater of your Contract Purchase Payments or the Contract Value as of the 5th Contract Anniversary, and may be adjusted to account for "Step-Ups" beginning on the third Contract Anniversary following your Lifetime Income Date and every third Contract Anniversary thereafter, up to and including the age 95 Contract Anniversary.

You should carefully review your John Hancock qualifying contract and the prospectus for that contract for additional information on the calculation of annuity payments before you elect to participate in the John Hancock USA AnnuityNote(R) Portfolios Exchange Program.

Compensation

We pay compensation at a reduced rate for New Contracts issued under the Program. Broker-dealers sell the New Contracts that we will issue under this Program through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors pays ongoing compensation with respect to New Contracts issued under the Program (inclusive of wholesaler overrides and expense allowances) of up to 0.50% of Purchase Payments and up to 1.0% of the values of the New Contract attributable to such Purchase Payments in lieu of any other compensation described in this Prospectus.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION


 (Incorporated by reference to this Registration Statement, File No. 333-143075, filed on May 3, 2010.)

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                      NEW NAME
--------------       --------                                      --------
October 1, 1997      FNAL Variable Account                         The Manufacturers Life Insurance Company of New York
                                                                   Separate Account A
October 1, 1997      First North American Life Assurance Company   The Manufacturers Life Insurance Company of New York
November 1, 1997     NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance Company of   John Hancock Life Insurance Company of New York
                     New York Separate Account A                   Separate Account A
January 1, 2005      The Manufacturers Life Insurance Company of   John Hancock Life Insurance Company of New York
                     New York                                      Separate Account A.
January 1, 2005      Manulife Financial Securities LLC             John Hancock Distributors LLC
January 1, 2005      Manufacturers Securities Services LLC         John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

          (a)  Financial Statements


               (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A, incorporated by reference to Exhibit 24(a)(1) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-143075, filed on May 3, 2010.



               (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York, incorporated by reference to
                    Exhibit 24(a)(2) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-143075, filed on May 3, 2010.


          (b)  Exhibits

               (1)  (a)      Resolution of the Board of Directors of First North
                             American Life Assurance Company establishing the
                             FNAL Variable Account - Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number
                             33-46217, filed February 25, 1998.

                    (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

                    (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

               (2)  Agreements for custody of securities and similar investments
                    - NOT APPLICABLE.

               (3)  (a)      Underwriting and Distribution Agreement dated
                             January 2, 2002, incorporated by reference to
                             Exhibit 24(b)(3)(a) to Post-Effective Amendment No.
                             3 to this Registration Statement, File No.
                             333-143075, filed on April 1, 2009.

                    (b) General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(b) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143075, filed on April 1, 2009.

                    (c) Amended and Restated Underwriting and Distribution Agreement dated December 1, 2009, incorporated by reference to Exhibit 24(b)(3)(c) to Post-Effective Amendment No. 4 to Registration Statement, File No. 333-146590, filed on February 1, 2010.

               (4)  (a)      Form of Specimen Contract: Modified Single Purchase
                             Payment Individual Deferred Variable Annuity
                             Contract, Non-Participating, incorporated by reference to Exhibit 24(b)(4)(a) to Post-Effective
                             Amendment No. 4 to this Registration Statement,
                             File No. 333-143075, filed on April 30, 2009.

                    (b) Specimen SIMPLE Individual Retirement Annuity Endorsement (ENDSIMPLE-MSP.09), incorporated by reference to Exhibit 24(b)(4)(b) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-159267, filed on June 5, 2009.

                    (c) Specimen Individual Retirement Annuity Endorsement (ENDIRA-MSP.09), incorporated by reference to
                             Exhibit 24(b)(4)(c) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-159267, filed on June 5, 2009.

                    (d) Specimen ROTH Individual Retirement Annuity Endorsement (ENDROTH-MSP.09), incorporated by reference to Exhibit 24(b)(4)(d) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-159267, filed on June 5, 2009.


                    (e) Form of Specimen Contract for Modified Single Purchase Payment Deferred Variable Annuity Contract, IVA-MSP.A.10, incorporated by reference to Exhibit 24(b)(4)(a) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.



                    (f) Form of Specimen Contract for Modified Single Purchase Payment Deferred Variable Annuity Contract, IVA-MSP.C-N.10, incorporated by reference to Exhibit 24(b)(4)(b) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.



                    (g) Form of Specifications Page, SP.MSP.A.10, incorporated by reference to Exhibit 24(b)(4)(c) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.



                    (h) Form of Specifications Page, SP.MSP.C.10, incorporated by reference to Exhibit 24(b)(4)(d) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.



                    (i) Form of Specifications Page, SP.MSP.N.10, incorporated by reference to Exhibit 24(b)(4)(e) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.


               (5)  (a)      Form of Specimen Application: Modified Single
                             Purchase Payment Individual Deferred Variable
                             Annuity Contract, Non-Participating, incorporated by reference to Exhibit 24(b)(5)(a) to Post-Effective Amendment No. 4 to this Registration
                             Statement, File No. 333-143075, filed on April 30,
                             2009.


                    (b) Form of Specimen Application, APPMSP.10, incorporated by reference to Exhibit 24(b)(5)(a) to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-164953, filed on April 8, 2010.


               (6)  (a)(i)   Declaration of Intention and Charter of First North
                             American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

                       (ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

                       (iii) Certificate of amendment of the Declaration of
                             Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

                       (iv) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005 - Incorporated by reference to Exhibit
                             (b)(6)(a)(iv) to Form N-4, file number 33-79112, filed May 1, 2007.

                       (v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006 - Incorporated by reference to Exhibit
                             (b)(6)(a)(v) to Form N-4, file number 33-79112,
                             filed May 1, 2007.


                       (vi) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of December 17, 2009, incorporated by reference to Exhibit 24(b)(6)(a)(vi) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.


                    (b)(i) By-Laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006, incorporated by reference to Exhibit 24(b)(6)(b)(i) to Post-Effective Amendment No. 1, to Registration Statement, File No. 333-138846, filed on May 1, 2007.

                       (ii) John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on November 19, 2009, incorporated by reference to
                             Exhibit 24(b)(6)(b)(ii) to Post-

                             Effective Amendment No. 41 to Registration
                             Statement, File No. 033-79112, filed on May 3,
                             2010.


               (7) Contract of reinsurance in connection with the variable annuity contracts being offered - NOT APPLICABLE.

               (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                    (a) Administrative Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.), effective January 1, 2001, incorporated by reference to Exhibit 24(b)(8)(a) to Post-Effective Amendment No. 5 to Registration Statement, File No. 333-61283, filed on April 30, 2002.

                    (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company, incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, File No. 333-33351, filed on March 16, 1998.

                    (c)(i) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-126668, filed on October 12, 2005.

                       (ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement, File No. 333-85284, filed on April 30, 2007.

                       (iii) Shareholder Information Agreement between John
                             Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement, File No. 333-85284, filed on April 30, 2007.

               (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered, incorporated by reference to Exhibit 24(b)(9) to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 333-143075, filed August 10, 2007.


               (10) Written consent of Ernst & Young, LLP, independent
                    registered public accounting firm, incorporated by reference to Exhibit 24(b)(10) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-143075, filed on May 3, 2010.


               (11) All financial statements omitted from Item 23, Financial
                    Statements - NOT APPLICABLE.

               (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - NOT APPLICABLE.

               (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.


               (14) (a)      Powers of Attorney, incorporated by reference to
                             Exhibit 24(b)(14)(a) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-143075, filed on May 3, 2010.

Item 25. Directors and Officers of the Depositor.


    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                           EFFECTIVE AS OF MAY 7, 2010



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
James D. Gallagher*                   Director and President
Thomas Borshoff*                      Director
James R. Boyle***                     Director and Executive Vice President
Ruth Ann Fleming*                     Director
Scott S. Hartz***                     Director, Executive Vice President, and
                                         Chief Investment Officer - U.S. Investments
Bradford J. Race, Jr.*                Director
Rex E. Schlaybaugh, Jr.*              Director
John G. Vrysen*                       Director and Senior Vice President
Jonathan Chiel*                       Executive Vice President and General Counsel - John Hancock
Marc Costantini*                      Executive Vice President
Steven A. Finch***                    Executive Vice President
Peter Levitt**                        Executive Vice President and Treasurer
Katherine  MacMillan**                Executive Vice President
Stephen R. McArthur**                 Executive Vice President
Hugh McHaffie*                        Executive Vice President
Bob Diefenbacher+                     Senior Vice President
Peter Gordon***                       Senior Vice President
Allan Hackney*                        Senior Vice President and Chief Information Officer
Naveed Irshad**                       Senior Vice President
Gregory Mack*                         Senior Vice President
Ronald J. McHugh*                     Senior Vice President
Lynn Patterson*                       Senior Vice President and Chief Financial Officer
Craig R. Raymond*                     Senior Vice President, Chief Actuary, and
                                         Chief Risk Officer
Diana L. Scott*                       Senior Vice President
Alan R. Seghezzi***                   Senior Vice President
Bruce R. Speca*                       Senior Vice President
Tony Teta***                          Senior Vice President
Brooks Tingle***                      Senior Vice President
Emanuel Alves*                        Vice President, Counsel, and Corporate Secretary
John C. S. Anderson***                Vice President
Roy V. Anderson*                      Vice President
Arnold R. Bergman*                    Vice President
Stephen J. Blewitt***                 Vice President
Robert Boyda*                         Vice President
John E. Brabazon***                   Vice President
George H. Braun***                    Vice President
Thomas Bruns*                         Vice President
Tyler Carr*                           Vice President
Robert T. Cassato*                    Vice President
Philip Clarkson+                      Vice President
Kevin J. Cloherty*                    Vice President
Brian Collins+                        Vice President
Art Creel*                            Vice President
George Cushnie**                      Vice President
John J. Danello*                      Vice President
Willma Davis***                       Vice President
Peter de Vries*                       Vice President
Anthony J. Della Piana***             Vice President
Brent Dennis***                       Vice President
Robert Donahue++                      Vice President
Lynn L. Dyer***                       Vice President, Counsel, and Chief Compliance Officer
                                         - U.S. Investments
John Egbert*                          Vice President

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                           EFFECTIVE AS OF MAY 7, 2010



NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
David Eisan++                         Vice President
Edward Eng**                          Vice President
Carol Nicholson Fulp*                 Vice President
Paul Gallagher+++                     Vice President
Wayne A. Gates++                      Vice President
Ann Gencarella***                     Vice President
Richard Harris**                      Vice President and Appointed Actuary
John Hatch*                           Vice President
Kevin Hill***                         Vice President
E. Kendall Hines***                   Vice President
Eugene Xavier Hodge, Jr.***           Vice President
James C. Hoodlet***                   Vice President
Roy Kapoor**                          Vice President
Mitchell Karman***                    Vice President, Chief Compliance Officer, and Counsel
Frank Knox*                           Vice President, Chief Compliance Officer
                                         - Retail Funds/Separate Accounts
Jonathan Kutrubes*                    Vice President
Cynthia Lacasse***                    Vice President
Denise Lang**                         Vice President
Robert Leach*                         Vice President
David Longfritz*                      Vice President
Nathaniel I. Margolis***              Vice President
John Maynard+                         Vice President
Steven McCormick**                    Vice President
Janis K. McDonough***                 Vice President
Scott A. McFetridge***                Vice President
William McPadden***                   Vice President
Peter J. Mongeau+                     Vice President
Steven Moore**                        Vice President
Curtis Morrison***                    Vice President
Colm D. Mullarkey***                  Vice President
Tom Mullen*                           Vice President
Scott Navin***                        Vice President
Nina Nicolosi*                        Vice President
Frank O'Neill*                        Vice President
Jacques Ouimet+                       Vice President
Gary M. Pelletier***                  Vice President
Steven Pinover*                       Vice President
Krishna Ramdial**                     Vice President, Treasury
S. Mark Ray***                        Vice President
Jill Rebman**                         Vice President
Mark Rizza*                           Vice President
Ian R. Roke*                          Vice President
Andrew Ross**                         Vice President
Thomas Samoluk*                       Vice President
Jonnie Smith****                      Vice President
Yiji S. Starr*                        Vice President
Gaurav Upadhya**                      Vice President
Simonetta Vendittelli++               Vice President
Karen Walsh*                          Vice President
Linda A. Watters*                     Vice President
Joseph P. Welch+                      Vice President
Jeffery Whitehead*                    Vice President and Controller
Henry Wong***                         Vice President
Randy Zipse***                        Vice President

*    Principal business office is 601 Congress Street, Boston, MA 02210



**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5



***  Principal business office is 197 Clarendon Street, Boston, MA 02117



**** Principal business office is 164 Corporate Drive Portsmouth, NH 03801



+    Principal business office is 200 Berkeley Street, Boston, MA 02116



++   Principal business office is 380 Stuart Street, Boston, MA 02116



+++  Principal business office is 200 Clarendon Street, Boston, MA 02116


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2009 appears below:

                            MANULIFE FINANCIAL CORPORATION
              PRINCIPAL SUBSIDIARIES -POST-MERGER DECEMBER 31, 2009

FOR EXTERNAL USE


                                                       __________________
                                                      |                  |
                                                      |Manulife Financial|
                                                      |    Corporation   |
                                                      |     (Canada)     |
                                                      |__________________|
                                                               |
                                                               |........................................................
                                                               |                                                       .
                                                       ________|_________                                         _____._______
                                                      |                  |                                       |             |
                                                      | The Manufacturers|                                       |John Hancock |
                                                      |  Life Insurance  |                                       | Reassurance |
                                                      |      Company     |                                       |Company, Ltd.|
                                                      |     (Canada)     |                                       | (Bermuda)   |
                                                      |__________________|                                       |_____________|
                                                               |
                                                               |
                                                               |-----------------------------------------------------------------
                                                               |                                                                 |
 ______________________________________________________________|______________________                                           |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|    ___________   |   ____________   |     ______________   .  |   _______________   |   ____________                           |
|   |           |  |  |            |  |    |              |  .  |  |               |  |  |            |                          |
|   |    NAL    |  |  | MFC Global |  |    |   Manulife   |  .  |  |    Manulife   |  |__|    MLI     |                          |
|   | Resources |  |  | Investment |  |    |   Insurance  |  .  |  |    Holdings   |     | Resources  |                          |
|---|Management |  |--| Management |  |    |  (Thailand)  |  .  |__|    (Bermuda)  |     |    Inc.    |                          |
|   |  Limited  |  |  |  (U.S.A.)  |  |    |    Public    |...     |     Limited   |     | (Alberta)  |                          |
|   | (Canada)  |  |  |   Limited  |  |    |    Company   |98.25%__|    (Bermuda)  |     |____________|                          |
|   |___________|  |  |  (Canada)  |  |    |    Limited   |     |  |_______________|           .                                 |
|                  |  |____________|  |    |  (Thailand)  |     |                              .                                 |
|                  |                  |    |______________|     |                              ......................            |
|                                                 |             |                              .                    .            |
|                  |                  |           |99.9999%     |                              .                    . 45.76%     |
|    __________    |   ____________   |     ______|_______      |   _______________       _____.______          ____.________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |        |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     |  Manulife  |        |   Manulife  |   |
|   |  Bank of |   |  |    Fund    |  |    |     Asset    |     |--|  P&C Limited  |     |    Life    |    ----|   Holdings  |   |
|---|  Canada  |   |--| Management |  |    |  Management  |     |  |  (Barbados)   |     |  Insurance |   |    |    Berhad*  |   |
|   | (Canada) |   |  |  (Europe)  |  |    |  (Thailand)  |     |  |_______________|     |   Company  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |    Company   |     |                        |   (Japan)  |   |    |_____________|   |
|                  |  |  (England) |  |    |    Limited   |     |                        |____________|   |                      |
|                  |  |____________|  |    |  (Thailand)  |     |                              |          |                      |
|                  |        |         |    |______________|     |                              |          |                      |
|                           |         |                         |                              |          |                      |
|    __________    |   _____|______   |     ______________      |   _______________       _____|______    |     _____________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |   |    |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     | MFC Global |   |    |   Manulife  |   |
|   |  Canada  |   |  | Investment |  |----|   (Vietnam)  |     |--|      Life     |     | Investment |   |----|   Insurance |   |
|---|   Ltd.   |   |--| Management |  |    |    Limited   |     |  |  Reinsurance  |     | Management |   |    |    Berhad   |   |
|   | (Canada) |   |  |  (Europe)  |  |    |   (Vietnam)  |     |  |    Limited    |     |   (Japan)  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |______________|     |  |   (Barbados)  |     |   Limited  |   |    |_____________|   |
|                  |  |  (England) |  |           |             |  |_______________|     |   (Japan)  |   |                      |
|                  |  |___________ |  |           |             |                        |____________|   |     ______________   |
|                  |                  |           |             |                                         |    |              |  |
|                  |                  |           |             |                                         |    |Manulife Asset|  |
|    ___________   |   ____________   |     ______|_______      |   _______________                       |    |  Management  |  |
|   |           |  |  |            |  |    |              |     |  |               |                       ----|  (Malaysia)  |  |
|   |   First   |  |  |  Berkshire |  |    |   Manulife   |     |  |   Manulife    |                           |    Sdn Bhd   |  |
|   |   North   |  |  |  Insurance |  |    |    Vietnam   |     |  | International |                           |  (Malaysia)  |  |
|---| American  |  |--|  Services  |  |    |     Fund     |      --|   Holdings    |                           |______________|  |
|   | Insurance |  |  |    Inc.    |  |    |  Management  |        |    Limited    |                                             |
|   |  Company  |  |  |  (Ontario) |  |    |    Company   |        |   (Bermuda)   |                                             |
|   | (Canada)  |  |  |____________|  |    |    Limited   |        |_______________|                                             |
|   |___________|  |        |         |    |   (Vietnam)  |               |                                                      |
|                  |        |         |    |______________|               |--------------------                                  |
|                  |        |         |                                   |                    |                                 |
|    ___________   |   _____|______   |     _____________           ______|________       _____|______                           |
|   |           |  |  |            |  |    |              |        |               |     |            |                          |
|   |    FNA    |  |  |     JH     |  |    |   Manulife   |        |   Manulife    |     |  Manulife  |                          |
|---| Financial |  |  | Investments|  |----|  (Singapore) |        |(International)|     |    Asset   |                          |
|   |   Inc.    |  |  | (Delaware) |  |    |   Pte. Ltd.  |        |    Limited    |     | Management |                          |
|   | (Canada)  |  |  |     LLC    |  |    |  (Singapore) |        |   (Bermuda)   |     |   (Asia)   |                          |
|   |___________|  |  | (Delaware) |  |    |______________|        |_______________|     |   Limited  |                          |
|         |        |  |____________|  |                                   |              | (Barbados) |                          |
|         |        |                  |                                   | 51%          |____________|                          |
|         |        |                  |                                   |                    |                                 |
|    _____|_____   |   ____________   |     ______________          ______|________       _____|______                           |
|   |           |  |  |            |  |    |              |        |               |     |            |                          |
|   | Elliott & |  |  |  Manulife  |  |    |   Manulife   |        |   Manulife-   |     |  Manulife  |                          |
|   |   Page    |  |  | Securities |  |    |     Asset    |        |   Sinochem    |     |    Asset   |                          |
|   |  Limited  |  |--| Investment |  |    |  Management  |        |     Life      |     | Management |                          |
|   | (Ontario) |  |  |  Services  |  |----|  (Singapore) |        | Insurance Co. |     | (Hong Kong)|                          |
|   |___________|  |  |    Inc.    |  |    |     Pte.     |        | Ltd. (China)  |     |   Limited  |                          |
|                  |  |  (Canada)  |  |    |     Ltd.     |        |_______________|     | (Hong Kong)|                          |
|                  |  |____________|  |    |  (Singapore) |                              |____________|                          |
|                  |                  |    |______________|                                    |                                 |
|                  |                  |                                                        |                                 |
|    ___________   |   ____________   |     ______________                                _____|_______                          |
|   |           |  |  |            |  |    |              |                              |             |                         |
|   |    EIS    |  |  |  Manulife  |  |    |      The     |                              |  Manulife   |                         |
|   | Services  |  |  | Securities |  |    | Manufacturers|                              |    Asset    |                         |
 ---| (Bermuda) |   --|Incorporated|  |----|     Life     |                              | Management  |                         |
    |  Limited  |     |  (Ontario) |  |    | Insurance Co.|                              |(Taiwan) Co.,|                         |
    | (Bermuda) |     |____________|  |    |   (Phils.),  |                              |    Ltd.     |                         |
    |___________|                     |    |     Inc.     |                              |  (Taiwan)   |                         |
                                      |    | (Philippines)|                              |_____________|                         |
                                      |    |______________|                                                                      |
                                      |                                                                                          |
                                      |     _______________                                                                      |
                                      |    |               |                                                                     |
                                      |    |  PT Asuransi  |                                                                     |
                                      |    | Jiwa Manulife |                                                                     |
                                       ----|  Indonesia (1)|                                                                     |
                                        95%|  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                   .                                                                             |
                                                   .                                                                             |
                                            _______._______                                                                      |
                                           |               |                                                                     |
                                           |  PT Manulife  |                                                                     |
                                           |     Aset      |                                                                     |
                                           |   Manajemen   |                                                                     |
                                           |   Indonesia   |                                                                     |
                                           |  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                        -----------------------------------------------------------------------------------------
                                       |
                                       |
                                _______|_____
                               |              |
                               |   Manulife   |
                               |   Holdings   |
                               |   (Alberta)  |
                               |    Limited   |
                               |   (Alberta)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               | John Hancock |
                               |   Holdings   |
                               |  (Delaware)  |
                               |      LLC     |
                               |  (Delaware)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               |      The     |
                               | Manufacturers|
                               |  Investment  |
                               |  Corporation |
                               |  (Michigan)  |
                               |______________|
                                      |
                                      |----------------------------------------------------------------------------
                                ______|_______                                           ____|______        _______|_________
                               |              |                                         |           |      |                 |
                               | John Hancock |                                         |  Manulife |      |  John Hancock   |
                               |     Life     |                                         |Reinsurance|      | International,  |
                          -----|   Insurance  |-----------------------                  |  Limited  |      |      Inc.       |
                         |     |    Company   |                       |                 | (Bermuda) |      | (Massachusetts) |
                         |     |   (U.S.A.)   |                       |                 |___________|      |_________________|
                         |     |  (Michigan)  |                       |                                            |
                         |     |______________|                       |                                            | 50%
                         |                                            |                                     _______|_________
                         |                                            |                                    |                 |
                         |      _______________               ________|_______                             |  John Hancock   |
                         |     |               |             |                |                            |   Tianan Life   |
                         |     | John Hancock  |             |  John Hancock  |                            |Insurance Company|
                         |     | Life & Health |       ------|Subsidiaries LLC|                            |     (China)     |
                         |-----|   Insurance   |      |      |   (Delaware)   |                            |_________________|
                         |     |    Company    |      |      |________________|
                         |     |(Massachusetts)|      |
                         |     |_______________|      |
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |  John Hancock  |
                         |-----| Distributors |       |      |    Financial   |
                         |     |      LLC     |       |------|  Network, Inc. |
                         |     |  (Delaware)  |       |      | (Massachusetts)|
                         |     |______________|       |      |________________|
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      | Hancock Natural|
                         |     |     Life     |       |------| Resource Group,|
                         |-----|   Insurance  |       |      | Inc. (Delaware)|
                         |     |    Company   |       |      |________________|
                         |     |  of New York |       |
                         |     |  (New York)  |       |
                         |     |______________|       |
                         |            |               |
                         |            | 38%           |
                         |      ______|_______        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |   Declaration  |
                          -----|  Investment  |       |------|  Management &  |
                           57% |  Management  |       |      |  Research LLC  |
                               | Services, LLC|       |      |   (Delaware)   |
                               |  (Delaware)  |       |      |________________|
                               |______________|       |
                                     /.\ 5%           |
                                      .               |       ________________
                                      .               |      |                |
                                      .               |      |  The Berkeley  |
                                      .                ------|    Financial   |
                                      .                      |    Group LLC   |
                                      .......................|   (Delaware)   |
                                                             |________________|
                                                                     .
                                                                     .
                                                              _______.________
                                                             |                |
                                                             |  John Hancock  |
                                                             |    Funds LLC   |
                                                             |   (Delaware)   |
                                                             |________________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 23, 2010

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.

As of FEBRUARY 28, 2010, there were 11 qualified and 11 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X      Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T      Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker** and Karen Walsh*) who have authority to act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

     (a) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

          John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

          (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 28th day of May, 2010.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    Director and President


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    -----------------------------------------------
    James D. Gallagher
    Director and President

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their capacities with the Depositor on this 28th day of May, 2010.

Signature                               Title
---------                               -----


/s/ James D. Gallagher                  Director and President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Lynne Patterson                     Senior Vice President and Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


                  *                     Director
-------------------------------------
Thomas Borshoff


                  *                     Director
-------------------------------------
James R. Boyle


                  *                     Director
-------------------------------------
Ruth Ann Fleming


                  *                     Director
-------------------------------------
Scott S. Hartz


                  *                     Director
-------------------------------------
Bradford J. Race, Jr.


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director
-------------------------------------
John G. Vrysen


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney